UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

Item 1. Reports to Stockholders.

2012 Annual Report

TIAA Separate Account VA-1

December 31, 2012

Audited financial statements

Stock Index Account

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Understanding this report

This annual report contains information about the TIAA Separate Account VA-1 and describes the account’s results for the twelve months ended December 31, 2012. The report contains three main sections:

•	The account performance section compares the account’s investment returns with those of its benchmark index.
•	The summary portfolio of investments lists the industries and types of securities in which the account had investments as of December 31, 2012.
•	The financial statements provide detailed information about the operations and financial condition of the account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the TIAA Separate Account VA-1, please refer to the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

Information for contractowners

Portfolio holdings

The TIAA Separate Account VA-1’s summary portfolio of investments begins on page 7 of this report.

You can obtain a complete list of the portfolio holdings of the TIAA Separate Account VA-1 (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

• By visiting our website at tiaa-cref.org; or

• By calling us at 800 842-2252 to request a copy free of charge.

You can also obtain a complete list of the portfolio holdings of the account as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

• Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

• From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 223-1200 to request a free copy. A report of how the account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

Account management

The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the account.

TIAA Separate Account VA-1  ¡  2012 Annual Report     1

Important information about expenses

All contractowners in the TIAA Separate Account VA-1 incur ongoing costs, including management fees and other account expenses.

The TIAA Separate Account VA-1 is the underlying investment vehicle for Teachers Personal Annuity contracts issued by Teachers Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.

The expense example that appears in the table on page 3 is intended to help you understand your ongoing costs (in U.S. dollars) and does not reflect transactional costs incurred by the account for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the TIAA Separate Account VA-1 do not incur a sales charge for purchases or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2012–December 31, 2012).

Actual expenses

The first line in the table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

2     2012 Annual Report  ¡  TIAA Separate Account VA-1

Important information about expenses

Expense example

Six months ended December 31, 2012
Stock Index Account	Beginning account value (7/1/12)	Ending account value (12/31/12)	Expenses paid during period* (7/1/12–12/31/12)
Actual return	$1,000.00	$1,061.22	$3.89
5% annual hypothetical return	1,000.00	1,021.37	3.81

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2012. The account’s annualized six-month expense ratio for that period was 0.75%. The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without such waiver, the account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

About the account’s benchmark

The account’s benchmark is the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments.

TIAA Separate Account VA-1  ¡  2012 Annual Report     3

Stock Index Account

Performance for the twelve months ended December 31, 2012

The Stock Index Account returned 15.60% for the year, compared with the 16.42% return of its benchmark, the Russell 3000® Index.

For the period, the account’s return trailed that of its benchmark primarily because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s does not. The account benefited from participating in a securities lending program and had a risk profile similar to that of its benchmark.

U.S. stocks performed much better than in 2011, when they returned just 1.03%, as measured by the Russell 3000 Index. Most of the gain of stocks in 2012 came in the first quarter. For much of the rest of the year, equity markets were overshadowed by concerns about slowing global growth, sovereign debt problems in Europe and political uncertainty in the United States.

For the period, companies of different capitalization sizes performed within a narrow range. Mid-cap stocks led with a 17.28% gain, while large-and small-cap issues returned 16.42% and 16.35%, respectively. Value stocks outperformed their growth counterparts, 17.55% to 15.21%. (Returns by investment style and market capitalization are based on the Russell indexes.)

Financials push the benchmark higher

For the year, all ten industry sectors of the Russell 3000 Index generated positive returns, and eight achieved double-digit gains. Financial stocks were the driving force; they soared 26.2% and were the benchmark’s second-largest sector in terms of market capitalization on December 31, 2012. Many investors were drawn to financials because of their generally attractive valuations and improving business fundamentals. The benchmark’s largest sector, information technology (up 14.0%), and consumer discretionary (up 24.8%) also gave the index a lift. Together, these three sectors made up almost half of the benchmark at period-end.

The two weakest sectors were energy and utilities, which returned 3.9% and 2.1%, respectively. Traditionally viewed as a defensive sector, utilities were hindered by investor preference for riskier securities, particularly during the fourth quarter of the year. Energy stocks were constrained by falling oil prices.

Two of the benchmark’s five largest stocks, in terms of market capitalization at period-end, scored exceptional gains for the year. Apple advanced 32.6%, and General Electric climbed 21.3%. The others, however—IBM, Chevron and Exxon Mobil—lagged far behind the broad market, returning 5.9%, 5.1% and 4.7%, respectively.

4     2012 Annual Report  ¡  TIAA Separate Account VA-1

Stock Index Account

Performance as of December 31, 2012

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
Stock Index Account	11/1/1994	15.60%	1.42%	7.01%
Russell 3000 Index	—	16.42	2.04	7.68

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. The account’s performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the account would have been higher and its performance lower. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

TIAA Separate Account VA-1  ¡  2012 Annual Report     5

Stock Index Account

Portfolio composition

Sector	% of net assets as of 12/31/2012
Information technology	18.0
Financials	17.1
Consumer discretionary	12.4
Health care	11.7
Industrials	11.1
Energy	9.8
Consumer staples	9.2
Materials	4.0
Utilities	3.4
Telecommunication services	2.7
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2012
More than $50 billion	42.5
More than $15 billion–$50 billion	25.5
More than $2 billion–$15 billion	25.2
$2 billion or less	6.8
Total	100.0

6     2012 Annual Report  ¡  TIAA Separate Account VA-1

Summary portfolio of investments

Stock Index Account  ▪  December 31, 2012

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$7,462	1.0%

BANKS
89,345		US Bancorp	2,854	0.4
231,808		Wells Fargo & Co	7,923	1.0
		Other	14,046	1.9

			24,823	3.3

CAPITAL GOODS
32,887		3M Co	3,054	0.4
35,310		Boeing Co	2,661	0.3
30,763		Caterpillar, Inc	2,756	0.4
501,549		General Electric Co	10,527	1.4
43,014		United Technologies Corp	3,528	0.5
		Other	39,175	5.2

			61,701	8.2

COMMERCIAL & PROFESSIONAL SERVICES			8,236	1.1

CONSUMER DURABLES & APPAREL			11,223	1.5

CONSUMER SERVICES
48,229		McDonald’s Corp	4,254	0.6
		Other	12,084	1.6

			16,338	2.2

DIVERSIFIED FINANCIALS
47,209		American Express Co	2,714	0.4
511,480		Bank of America Corp	5,933	0.8
138,877		Citigroup, Inc	5,494	0.7
23,301		Goldman Sachs Group, Inc	2,972	0.4
180,094		JPMorgan Chase & Co	7,919	1.0
		Other	22,250	3.0

			47,282	6.3

ENERGY
93,614		Chevron Corp	10,123	1.3
59,944		ConocoPhillips	3,476	0.5
221,875	d	Exxon Mobil Corp	19,203	2.5
38,265		Occidental Petroleum Corp	2,932	0.4
63,292		Schlumberger Ltd	4,386	0.6
		Other	33,908	4.5

			74,028	9.8

FOOD & STAPLES RETAILING
60,696		CVS Corp	2,935	0.4
79,920		Wal-Mart Stores, Inc	5,453	0.7
		Other	6,674	0.9

			15,062	2.0

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2012 Annual Report	7

Summary portfolio of investments	continued

Stock Index Account  ▪  December 31, 2012

Shares		Company	Value (000)	% of net assets

FOOD, BEVERAGE & TOBACCO
96,462		Altria Group, Inc	$3,031	0.4%
183,762		Coca-Cola Co	6,661	0.9
73,931		PepsiCo, Inc	5,059	0.7
80,945		Philip Morris International, Inc	6,770	0.9
		Other	17,231	2.3

			38,752	5.2

HEALTH CARE EQUIPMENT & SERVICES
74,364		Abbott Laboratories	4,871	0.6
49,128		UnitedHealth Group, Inc	2,664	0.3
		Other	28,194	3.8

			35,729	4.7

HOUSEHOLD & PERSONAL PRODUCTS
130,018		Procter & Gamble Co	8,827	1.2
		Other	6,488	0.8

			15,315	2.0

INSURANCE
84,256	*	Berkshire Hathaway, Inc (Class B)	7,558	1.0
		Other	20,973	2.8

			28,531	3.8

MATERIALS			30,269	4.0

MEDIA
127,447		Comcast Corp (Class A)	4,764	0.6
84,815		Walt Disney Co	4,223	0.6
		Other	18,070	2.4

			27,057	3.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
36,706		Amgen, Inc	3,169	0.4
129,991		Johnson & Johnson	9,112	1.2
143,853		Merck & Co, Inc	5,889	0.8
354,372		Pfizer, Inc	8,888	1.2
		Other	24,969	3.3

			52,027	6.9

REAL ESTATE			27,671	3.7

RETAILING
17,145	*	Amazon.com, Inc	4,306	0.6
72,630		Home Depot, Inc	4,492	0.6
		Other	22,698	3.0

			31,496	4.2

8	2012 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments	continued

Stock Index Account  ▪  December 31, 2012

Shares		Company		Value (000)		% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
238,579		Intel Corp		$4,922		0.6%
		Other		11,172		1.5

				16,094		2.1

SOFTWARE & SERVICES
54,608	*	eBay, Inc		2,786		0.4
12,290	*	Google, Inc (Class A)		8,718		1.1
51,598		International Business Machines Corp		9,884		1.3
357,282		Microsoft Corp		9,550		1.3
181,436		Oracle Corp		6,045		0.8
24,776		Visa, Inc (Class A)		3,756		0.5
		Other		29,144		3.9

				69,883		9.3

TECHNOLOGY HARDWARE & EQUIPMENT
44,270		Apple, Inc		23,597		3.1
254,235		Cisco Systems, Inc		4,996		0.7
81,033		Qualcomm, Inc		5,026		0.7
		Other		15,943		2.1

				49,562		6.6

TELECOMMUNICATION SERVICES
277,511		AT&T, Inc		9,355		1.2
134,344		Verizon Communications, Inc		5,813		0.8
		Other		4,906		0.7

				20,074		2.7

TRANSPORTATION
22,553		Union Pacific Corp		2,835		0.4
		Other		10,868		1.4

				13,703		1.8

UTILITIES				25,688		3.4

		TOTAL COMMON STOCKS	(Cost $500,799)	748,006		99.4

RIGHTS/WARRANTS
ENERGY				0	^	0.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				0	^	0.0

		TOTAL RIGHTS/WARRANTS	(Cost $0)	0	^	0.0

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2012 Annual Report	9

Summary portfolio of investments	concluded

Stock Index Account  ▪  December 31, 2012

Shares		Company		Value (000)	% of net assets

SHORT-TERM INVESTMENTS
TREASURY DEBT				$2,000	0.3%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
16,065,738	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		16,066	2.1

				16,066	2.1

		TOTAL SHORT-TERM INVESTMENTS	(Cost $18,066)	18,066	2.4

		TOTAL PORTFOLIO	(Cost $518,865)	766,072	101.8
		OTHER ASSETS & LIABILITIES		(13,633)	(1.8)

		NET ASSETS		$752,439	100.0%

*	Non-income producing.
^	Amount represents less than $1,000.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The aggregate value of securities on loan is $15,936,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

10	2012 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statement of assets and liabilities

TIAA Separate Account VA-1  ▪  December 31, 2012

(amounts in thousands, except accumulation unit value)	Stock Index Account

ASSETS
Portfolio investments, at value* ^	$766,072
Cash	2,642
Dividends receivable	859
Receivable for variation margin on open future contracts	87
Other	87

Total assets	769,747

LIABILITIES
Due to affiliates	1,188
Payable for securities transactions	14
Payable for collateral for securities loaned	16,066
Other	40

Total liabilities	17,308

NET ASSETS
Accumulation Fund	$752,439

Accumulation units outstanding	7,332

Accumulation unit value	$102.62

* Portfolio investments, at cost	$518,865
^ Includes securities loaned of	$15,936

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2012 Annual Report	11

Statement of operations

TIAA Separate Account VA-1  ▪  For the year ended December 31, 2012

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Dividends*	$16,774
Income from securities lending	337

Total income	17,111

EXPENSES
Administrative	1,487
Investment Advisory	2,230
Mortality and expense risk charges	2,973

Total expenses	6,690
Less: Expense waiver by investment advisor	(1,115)

Net expenses	5,575

Net investment income (loss)	11,536

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	17,327
Futures transactions	19

Net realized gain (loss) on total investments	17,346

Change in unrealized appreciation (depreciation) on:
Portfolio investments	77,650
Futures transactions	(3)

Net change in unrealized appreciation (depreciation) on total investments	77,647

Net realized and unrealized gain (loss) on total investments	94,993

Net increase (decrease) in net assets from operations	$106,529

* Net of foreign withholding taxes of	$16

12	2012 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statement of changes in net assets

TIAA Separate Account VA-1  ▪  For the year ended

	Stock Index Account
(amounts in thousands)	December 31, 2012	December 31, 2011

OPERATIONS
Net investment income (loss)	$11,536	$8,866
Net realized gain (loss) on total investments	17,346	14,897
Net change in unrealized appreciation (depreciation) on total investments	77,647	(20,555)

Net increase (decrease) in net assets from operations	106,529	3,208

FROM CONTRACTOWNER TRANSACTIONS
Premiums	23,611	27,309
Withdrawals and death benefits	(76,783)	(76,724)

Net increase (decrease) in net assets resulting from contractowner transactions	(53,172)	(49,415)

Net increase (decrease) in net assets	53,357	(46,207)

NET ASSETS
Beginning of period	699,082	745,289

End of period	$752,439	$699,082

ACCUMULATION UNITS
Units purchased	240	302
Units sold/transferred	(783)	(854)

OUTSTANDING
Beginning of period	7,875	8,427

End of period	7,332	7,875

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2012 Annual Report	13

Financial highlights

TIAA Separate Account VA-1  ▪  For the year ended

	Stock Index Account
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$2.256	$1.754	$1.542	$1.413	$1.758
Expenses (a)	0.735	0.671	0.591	0.452	0.484

Net investment income (a)	1.521	1.083	0.951	0.961	1.274
Net realized and unrealized gain (loss) on total investments	12.334	(0.755)	11.319	15.456	(37.166)

Net change in accumulation unit value	13.855	0.328	12.270	16.417	(35.892)

Accumulation Unit Value:
Beginning of period	88.769	88.441	76.171	59.754	95.646

End of period	$102.624	$88.769	$88.441	$76.171	$59.754

TOTAL RETURN (b)	15.60%	0.37%	16.11%	27.48%	(37.53)%

RATIOS TO AVERAGE NET ASSETS
Ratio of expense to average net assets before expense waiver	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of expense to average net assets after expense waiver	0.75%	0.75%	0.75%	0.71%	0.67%
Ratio of net investment income to average net assets	1.55%	1.21%	1.21%	1.50%	1.58%

SUPPLEMENTAL DATA
Portfolio turnover rate	7%	6%	10%	6%	7%
Accumulation units outstanding at the end of period (c)	7,332	7,875	8,427	8,921	9,488
Net assets at the end of period (c)	$752,439	$699,082	$745,289	$679,559	$566,938

(a)	Based upon average accumulation units outstanding.
(b)	Based on per accumulation data.
(c)	Thousands.

14	2012 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Notes to financial statements

TIAA Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income taxes: VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. Management has analyzed the Account’s tax positions taken for all open federal income tax years (2007–2012) and has concluded that no provision for federal income tax is required in the Account’s financial statements.

Management Committee compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their

TIAA Separate Account VA-1 ▪ 2012 Annual Report	15

Notes to financial statements

compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. The investment of deferred amounts and the offsetting payable to the managers are included in other assets and other liabilities in the accompanying Statement of Assets and Liabilities.

New accounting pronouncement: In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the “Update”). The Update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Account expects to adopt these new disclosure requirements for the June 30, 2013 semiannual report. Management is currently evaluating the impact of the Update’s adoption on the Account’s financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the

16	2012 Annual Report ▪ TIAA Separate Account VA-1

continued

extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended December 31, 2012, there were no transfers between levels by the Account.

TIAA Separate Account VA-1 ▪ 2012 Annual Report	17

Notes to financial statements

The following table summarizes the market value of the Account’s investments as of December 31, 2012, based on the inputs used to value them (amounts are in thousands):

	Level 1	Level 2	Level 3	Total

Consumer discretionary	$93,444	$—	$—	$93,444
Consumer staples	69,130	—	—	69,130
Energy	74,028	—	—	74,028
Financials	128,307	—	—	128,307
Health care	87,756	—	—	87,756
Industrials	83,640	—	—	83,640
Information technology	135,670	—	—	135,670
Materials	30,269	—	—	30,269
Telecommunication services	20,074	—	—	20,074
Utilities	25,688	—	—	25,688
Short-term investments	16,066	2,000	—	18,066
Futures**	(3)	—	—	(3)

Total	$764,069	$2,000	$—	$766,069

**	Derivative instruments are not reflected in the Summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

At December 31, 2012, the Account has invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows (amounts in thousands):

	Liabilities derivatives
Derivative contract	Location	Fair value amount

Equity contracts	Futures*	$3

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the receivable for variation margin on open futures contracts.

For the period ended December 31, 2012, the effect of derivative contracts on the Account’s Statement of Operations was as follows (amounts in thousands):

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Equity contracts	Futures transactions	$19	$(3)

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly

18	2012 Annual Report ▪ TIAA Separate Account VA-1

continued

invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Account since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the period ended December 31, 2012, the Account had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At December 31, 2012, the Account held the following open futures contracts (amounts in thousands)

Future	Number of contracts‡	Settlement value	Expiration date	Unrealized gain (loss)

CME E-mini S&P 500 Index	48	$3,408	March 2013	$(3)

‡	Number of contracts are not in thousands.

Note 4—investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. (“TPIS”) and, in some instances, by TIAA-CREF Individual & Institutional Services, LLC (“Services”). TPIS and Services are wholly owned subsidiaries of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account.

The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed 1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period.

TIAA Separate Account VA-1 ▪ 2012 Annual Report	19

Notes to financial statements

The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Committee, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 5—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by the Account will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and Liabilities. Securities lending income consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the lending agent. Such income is reflected separately in the Statement of Operations. In lending its securities, the Account bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Account.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At December 31, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $247,207,000, consisting of gross unrealized appreciation of $319,017,000 and gross unrealized depreciation of $(71,810,000).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the year ended December 31, 2012 were $49,701,000 and $94,538,000, respectively.

Note 6—line of credit

The Account participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of contractowner withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing account at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended December 31, 2012, there were no borrowings under this credit facility by the Account.

20	2012 Annual Report ▪ TIAA Separate Account VA-1

concluded

Note 7—indemnification

In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the managers and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.

TIAA Separate Account VA-1 ▪ 2012 Annual Report	21

Report of independent registered public accounting firm

To the Management Committee and Contract owners of the TIAA Separate Account VA-1:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Stock Index Account of TIAA Separate Account VA-1 (hereafter referred to as “VA-1”) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of VA-1’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 19, 2013

22	2012 Annual Report ▪ TIAA Separate Account VA-1

Management committee members and officers (unaudited)

TIAA Separate Account VA-1  ▪  December 31, 2012

Members

Name, address and date of birth (“DOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Member	Indefinite term. Member since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	77	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Member	Indefinite term. Member since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	77	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; Independent Member of the Boards of Lazard Alternative Strategies Fund, LLC and Lazard Alternative Strategies 1099 Fund.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Member	Indefinite term. Member since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	77	Director of Copper Rock Capital Partners, LLC (investment adviser).

TIAA Separate Account VA-1 ▪ 2012 Annual Report	23

Management committee members and officers (unaudited)	continued

TIAA Separate Account VA-1  ▪  December 31, 2012

Members—continued

Name, address and date of birth (“DOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Chairman of the Management Committee and Member	Indefinite term. Member since 2005; Chairman for term ending December 31, 2015. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	77	Director, D2D Fund.
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Member	Indefinite term. Member since 2001.	Former President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	77	None
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Member	Indefinite term. Member since 2011.	Partner (2004–2010) and Managing Director (1999–2010), Goldman Sachs Asset Management.	77	Director, Sansum Clinic; Investment committee member, College of Mount Saint Vincent, Cottage Health System; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.

24	2012 Annual Report ▪ TIAA Separate Account VA-1

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Member	Indefinite term. Member since 2003.	Chief Executive Officer (since 2010), President (since 2009) and Chief Operating Officer (2009–2010), First Eagle Investment Management; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	77	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and North Shore Land Alliance.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Member	Indefinite term. Member since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Former Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Former Program Director, NBER (1990–2008).	77	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA Separate Account VA-1 ▪ 2012 Annual Report	25

Management committee members and officers (unaudited)	continued

TIAA Separate Account VA-1  ▪  December 31, 2012

Members—concluded

Name, address and date of birth (“DOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Member	Indefinite term. Member since 2001.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Former Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	77	Director, SCANA Corporation (energy holding company); Member, Duke Children’s Hospital and Health Center National Board of Advisors.
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Member	Indefinite term. Member since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002); Professor, University of Texas at Austin (since 1987). Former Chairman, Department of Finance, University of Texas at Austin (2002–2011).	77	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas.

26	2012 Annual Report ▪ TIAA Separate Account VA-1

Officers

Name, address and date of birth (“DOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years
Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2009.	Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Former Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Vice President and Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Account VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Former Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Advisors, LLC (“TCAA”) (since 2011). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Former Managing Director/Director of Global Compliance, AIG Investments (2000–2008).
Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/28/51	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2008.	Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds since 2012. President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2008). Director of Covariance Capital Management, Inc. (“Covariance”) (since 2010). Former Chairman, Head of Financial Services and Member of the Executive Committee, Swiss Re America Holding Corporation (2006–2008); Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–2006).

TIAA Separate Account VA-1 ▪ 2012 Annual Report	27

Management committee members and officers (unaudited)	continued

TIAA Separate Account VA-1  ▪  December 31, 2012

Officers—continued

Name, address and date of birth (“DOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer since 2009	One-year term. Chief Financial Officer, Principal Accounting Officer and Treasurer since 2009.	Treasurer of CREF (since 2008); Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010) and Funds Treasurer (since 2006) of TIAA. Director of Advisors (since 2008). Director of TIAA-CREF Asset Management (“TCAM”) (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Assistant Treasurer of T-C Life (since 2012). Director of TIAA-CREF Trust Company, FSB (“Trust”) (since 2008). Director, Senior Vice President and Funds Treasurer of TCAA (since 2011). Director, Senior Vice President and Funds Treasurer of TCAS (since 2011). Former Chief Financial Officer, Van Kampen Funds (2005–2006).
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Head of Risk Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Risk Management (since 2009). Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Former Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Executive Vice President, Risk Management of TCAA (since 2011). Executive Vice President, Risk Management of TCAS (since 2011). Former Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA. Former Director of T-C Life (2006–2008). Former Director of TPIS, Advisors and Investment Management (2008).
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/11/58	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Operating Officer (since 2012) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Former President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).

28	2012 Annual Report ▪ TIAA Separate Account VA-1

Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Vice President and Corporate Secretary	One-year term. Senior Vice President and Corporate Secretary since 2012.	Senior Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2012). Former Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.
Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/16/51	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Former Senior Vice President of Human Resources, Boston Scientific (2010–2012); President of Integrated People Solutions (2009–2010); Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp. (2001–2009).
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, President of Retirement and Individual Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Former Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (since 2012) of TCT Holdings, Inc. Former Director (2007–2011) and Former Executive Vice President (2008–2010) of TCAM. Manager (since 2006), Former President and CEO (2006–2010) of Redwood. Former Director of Tuition Financing (2008–2009) and Former Executive Vice President of T-C Life (2009–2010).

TIAA Separate Account VA-1 ▪ 2012 Annual Report	29

Management committee members and officers (unaudited)	concluded

TIAA Separate Account VA-1  ▪  December 31, 2012

Officers—concluded

Name, address and date of birth (“DOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Former Chief Communications Officer of TIAA (2010–2011). Former Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010). Former Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

Please note that the Account’s Statement of Additional Information (SAI) includes additional information about the Account’s members and is available, without charge, through our website, tiaa-cref.org, or by telephone at 800 223-1200.

30	2012 Annual Report ▪ TIAA Separate Account VA-1

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How to reach us

TIAA-CREF website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

24 hours a day, 7 days a week

National contact center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800 842-2252

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

Planning and service center

TIAA-CREF mutual funds

800 223-1200

8 a.m. to 10 p.m. ET, Monday–Friday

Insurance planning center

After-tax annuities and life insurance For an existing policy or contract

800 223-1200

To apply for a new policy or contract

877 825-0411

8 a.m. to 8 p.m. ET, Monday–Friday

For the hearing- or

speech-impaired

800 842-2755

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF brokerage services

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059

8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF Trust Company, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

9 a.m. to 6 p.m. ET, Monday–Friday

Advisor services

888 842-0318

8 a.m. to 7:30 p.m. ET, Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or     activity,    and     may   lose   value.   TIAA-CREF

Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Annuity contracts and certificates are issued by Teachers Insurance and Annuity Association (TIAA) and College Retirement Equities Fund (CREF), New York, NY. After-tax annuities and life insurance are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2013 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

TIAA CREF

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C8556 A10845 (2/13)

Item 2. Code of Ethics.

2(a) The Management Committee of TIAA Separate Account VA-1 (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Management Committee has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended December 31, 2012 and December 31, 2011, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $118,000 and $113,000, respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2012 and December 31, 2011, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2012 and December 31, 2011, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2012 and December 31, 2011, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2012 and December 31, 2011, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2012 and December 31, 2011, PwC’s aggregate fees for all other services billed to the Registrant were $500 and $8,400, respectively.

For the fiscal years ended December 31, 2012 and December 31, 2011, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2012 and December 31, 2011 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2012 and December 31, 2011 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2012 and December 31, 2011 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2012 and December 31, 2011 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2012 and December 31, 2011 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2012 and December 31, 2011 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2012 and December 31, 2011, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $417,730 and $256,730, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2012

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.0%
3,241	*	American Axle & Manufacturing Holdings, Inc	$36
5,331	*	BorgWarner, Inc	382
2,813		Cooper Tire & Rubber Co	71
7,200		Dana Holding Corp	112
15,940	*	Delphi Automotive plc	610
734		Dorman Products, Inc	26
1,013		Drew Industries, Inc	33
3,666	*	Exide Technologies	13
996	*	Federal Mogul Corp (Class A)	8
178,088		Ford Motor Co	2,306
735	*	Fuel Systems Solutions, Inc	11
36,464	*	General Motors Co	1,051
6,807		Gentex Corp	128
1,306	*	Gentherm, Inc	17
12,196	*	Goodyear Tire & Rubber Co	168
10,683		Harley-Davidson, Inc	522
32,143		Johnson Controls, Inc	987
4,466		Lear Corp	209
2,342	*	Modine Manufacturing Co	19
1,983		Spartan Motors, Inc	10
1,021		Standard Motor Products, Inc	23
1,336	*	Stoneridge, Inc	7
1,205		Superior Industries International, Inc	25
3,166	*	Tenneco, Inc	111
3,177	*e	Tesla Motors, Inc	108
1,719		Thor Industries, Inc	64
312	*	Tower International, Inc	3
4,782	*	TRW Automotive Holdings Corp	256
2,234	*	Visteon Corp	120
1,507	*	Winnebago Industries, Inc	26

		TOTAL AUTOMOBILES & COMPONENTS	7,462

BANKS - 3.3%
810		1st Source Corp	18
1,172		1st United Bancorp, Inc	7
351		Access National Corp	5
243		Alliance Financial Corp	11
374		American National Bankshares, Inc	8
1,244	*	Ameris Bancorp	16
387		Ames National Corp	8
586	e	Arrow Financial Corp	15
7,538		Associated Banc-Corp	99
4,208		Astoria Financial Corp	39
180		Bancfirst Corp	8
1,517		Banco Latinoamericano de Exportaciones S.A. (Class E)	33
4,426		Bancorpsouth, Inc	64
2,688		Bank Mutual Corp	12
1,854		Bank of Hawaii Corp	82
291		Bank of Kentucky Financial Corp	7
288		Bank of Marin Bancorp	11
1,276		Bank of the Ozarks, Inc	43
1,044		BankFinancial Corp	8
1,770		BankUnited	43
824		Banner Corp	25
194		Bar Harbor Bankshares	7
33,099		BB&T Corp	964
3,505		BBCN Bancorp, Inc	41
1,950	*	Beneficial Mutual Bancorp, Inc	19
1,072		Berkshire Hills Bancorp, Inc	26
384	*	BofI Holding, Inc	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

986		BOK Financial Corp	$54
3,543		Boston Private Financial Holdings, Inc	32
354		Bridge Bancorp, Inc	7
475	*	Bridge Capital Holdings	7
3,533		Brookline Bancorp, Inc	30
397		Bryn Mawr Bank Corp	9
394	*	BSB Bancorp, Inc	5
159		C&F Financial Corp	6
460		Camden National Corp	16
582		Cape Bancorp, Inc	5
831	*	Capital City Bank Group, Inc	9
11,183		CapitalSource, Inc	85
7,090		Capitol Federal Financial	83
1,503		Cardinal Financial Corp	24
3,968		Cathay General Bancorp	77
645		Center Bancorp, Inc	7
1,148		Centerstate Banks of Florida, Inc	10
764	*	Central Pacific Financial Corp	12
152		Century Bancorp, Inc	5
1,616		Chemical Financial Corp	38
9,754	*	CIT Group, Inc	377
533		Citizens & Northern Corp	10
1,924	*	Citizens Republic Bancorp, Inc	36
923	e	City Holding Co	32
2,242		City National Corp	111
875		Clifton Savings Bancorp, Inc	10
498		CNB Financial Corp	8
1,740		CoBiz, Inc	13
2,091		Columbia Banking System, Inc	38
9,448		Comerica, Inc	287
3,451		Commerce Bancshares, Inc	121
1,740		Community Bank System, Inc	48
1,003		Community Trust Bancorp, Inc	33
2,461		Cullen/Frost Bankers, Inc	134
4,428		CVB Financial Corp	46
1,609		Dime Community Bancshares	22
6,269	*	Doral Financial Corp	5
860	*	Eagle Bancorp, Inc	17
6,966		East West Bancorp, Inc	150
301		Enterprise Bancorp, Inc	5
828		Enterprise Financial Services Corp	11
559		ESB Financial Corp	8
1,035		ESSA Bancorp, Inc	11
1,053		EverBank Financial Corp	16
892	e	Farmers National Banc Corp	6
399		Federal Agricultural Mortgage Corp (Class C)	13
43,303		Fifth Third Bancorp	658
664		Financial Institutions, Inc	12
720		First Bancorp (NC)	9
3,468	*	First Bancorp (Puerto Rico)	16
498		First Bancorp, Inc	8
3,831		First Busey Corp	18
1,046	*	First California Financial Group, Inc	8
147		First Citizens Bancshares, Inc (Class A)	24
4,700		First Commonwealth Financial Corp	32
680		First Community Bancshares, Inc	11
886		First Connecticut Bancorp	12
510		First Defiance Financial Corp	10
3,063		First Financial Bancorp	45
1,220	e	First Financial Bankshares, Inc	48
590		First Financial Corp	18
889		First Financial Holdings, Inc	12
814	*	First Financial Northwest, Inc	6
11,345		First Horizon National Corp	112
654		First Interstate Bancsystem, Inc	10
1,238		First Merchants Corp	18
3,929		First Midwest Bancorp, Inc	49
15,757		First Niagara Financial Group, Inc	125
288		First of Long Island Corp	8
412		First Pactrust Bancorp, Inc	5
4,959		First Republic Bank	163

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,568		FirstMerit Corp	$79
1,645		Flushing Financial Corp	25
6,390		FNB Corp	68
449	e	FNB United Corp	5
752		Fox Chase Bancorp, Inc	13
689		Franklin Financial Corp	11
10,086		Fulton Financial Corp	97
602		German American Bancorp, Inc	13
3,468		Glacier Bancorp, Inc	51
500		Great Southern Bancorp, Inc	13
3,552	*	Guaranty Bancorp	7
3,706		Hancock Holding Co	118
1,525	*	Hanmi Financial Corp	21
928	e	Heartland Financial USA, Inc	24
1,007	*	Heritage Commerce Corp	7
534		Heritage Financial Corp	8
394		Heritage Financial Group	5
917	*	Heritage Oaks Bancorp	5
343	*	Home Bancorp, Inc	6
1,128		Home Bancshares, Inc	37
821		Home Federal Bancorp, Inc	10
649		Home Loan Servicing Solutions Ltd	12
444	*	HomeStreet, Inc	11
980	*	HomeTrust Bancshares, Inc	13
259		Horizon Bancorp	5
25,633		Hudson City Bancorp, Inc	208
754		Hudson Valley Holding Corp	12
40,200		Huntington Bancshares, Inc	257
1,370		IBERIABANK Corp	67
1,031	e	Independent Bank Corp	30
2,385		International Bancshares Corp	43
2,538		Investors Bancorp, Inc	45
1,441		Kearny Financial Corp	14
44,469		Keycorp	374
1,129		Lakeland Bancorp, Inc	11
734		Lakeland Financial Corp	19
5,893		M&T Bank Corp	580
731		MainSource Financial Group, Inc	9
2,798		MB Financial, Inc	55
410		Mercantile Bank Corp	7
273		Merchants Bancshares, Inc	7
249	*	Meridian Interstate Bancorp, Inc	4
759	*	MetroCorp Bancshares, Inc	8
9,426	*e	MGIC Investment Corp	25
259		Middleburg Financial Corp	5
265		Midsouth Bancorp, Inc	4
334		MidWestOne Financial Group, Inc	7
357		National Bankshares, Inc	12
6,208		National Penn Bancshares, Inc	58
928	*e	Nationstar Mortgage Holdings, Inc	29
1,807		NBT Bancorp, Inc	37
21,099	e	New York Community Bancorp, Inc	276
1,192	e	Northfield Bancorp, Inc	18
302		Northrim BanCorp, Inc	7
4,572		Northwest Bancshares, Inc	55
741		OceanFirst Financial Corp	10
5,213	*	Ocwen Financial Corp	180
3,801		Old National Bancorp	45
700	*	OmniAmerican Bancorp, Inc	16
2,272		Oriental Financial Group, Inc	30
2,816		Oritani Financial Corp	43
991		Pacific Continental Corp	10
1,486		PacWest Bancorp	37
688	e	Park National Corp	44
1,481	*	Park Sterling Bank	8
420		Peapack Gladstone Financial Corp	6
221		Penns Woods Bancorp, Inc	8
720	*	Pennsylvania Commerce Bancorp, Inc	10
595		Peoples Bancorp, Inc	12
312		Peoples Federal Bancshares, Inc	5
15,940		People’s United Financial, Inc	193

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,766	*	Pinnacle Financial Partners, Inc	$33
24,812		PNC Financial Services Group, Inc	1,447
4,451	*	Popular, Inc	93
564	*	Preferred Bank	8
3,026		PrivateBancorp, Inc	46
2,398		Prosperity Bancshares, Inc	101
446		Provident Financial Holdings, Inc	8
3,163		Provident Financial Services, Inc	47
2,753		Provident New York Bancorp	26
5,521	e	Radian Group, Inc	34
68,601		Regions Financial Corp	488
1,026		Renasant Corp	20
612		Republic Bancorp, Inc (Class A)	13
1,513		Rockville Financial, Inc	20
629		Roma Financial Corp	9
1,211		S&T Bancorp, Inc	22
615		S.Y. Bancorp, Inc	14
1,250		Sandy Spring Bancorp, Inc	24
728		SCBT Financial Corp	29
3,679	*	Seacoast Banking Corp of Florida	6
503		SI Financial Group, Inc	6
370		Sierra Bancorp	4
2,360	*	Signature Bank	168
905		Simmons First National Corp (Class A)	23
463		Simplicity Bancorp, Inc	7
917	e	Southside Bancshares, Inc	19
740	*	Southwest Bancorp, Inc	8
1,614		State Bank & Trust Co	26
1,347		StellarOne Corp	19
1,199		Sterling Bancorp	11
1,362		Sterling Financial Corp	28
513	*	Suffolk Bancorp	7
1,927	*	Sun Bancorp, Inc	7
25,848		SunTrust Banks, Inc	733
9,404		Susquehanna Bancshares, Inc	99
2,032	*	SVB Financial Group	114
38,163	e	Synovus Financial Corp	93
607	*	Taylor Capital Group, Inc	11
8,057		TCF Financial Corp	98
700		Territorial Bancorp, Inc	16
1,877	*	Texas Capital Bancshares, Inc	84
2,528	*	TFS Financial Corp	24
1,165	*	The Bancorp, Inc	13
429		Tompkins Trustco, Inc	17
1,255	e	TowneBank	19
726		Trico Bancshares	12
5,202		Trustco Bank Corp NY	27
3,370		Trustmark Corp	76
1,489		UMB Financial Corp	65
5,809		Umpqua Holdings Corp	68
814		Union Bankshares Corp	13
2,414	e	United Bankshares, Inc	59
2,012	*	United Community Banks, Inc	19
1,056		United Financial Bancorp, Inc	17
792		Univest Corp of Pennsylvania	14
89,345		US Bancorp	2,854
9,564	e	Valley National Bancorp	89
1,734		ViewPoint Financial Group	36
1,010	*	Virginia Commerce Bancorp	9
568	*	Walker & Dunlop, Inc	9
835		Washington Banking Co	11
5,275		Washington Federal, Inc	89
881		Washington Trust Bancorp, Inc	23
3,466		Webster Financial Corp	71
231,808		Wells Fargo & Co	7,923
1,213		WesBanco, Inc	27
997		West Bancorporation, Inc	11
992		West Coast Bancorp	22
1,286		Westamerica Bancorporation	55
3,132	*	Western Alliance Bancorp	33
1,313		Westfield Financial, Inc	9
2,922	*	Wilshire Bancorp, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
1,580		Wintrust Financial Corp	$58
320		WSFS Financial Corp	14
8,939		Zions Bancorporation	191

		TOTAL BANKS	24,823

CAPITAL GOODS - 8.2%
32,887		3M Co	3,054
1,795		A.O. Smith Corp	113
851		Aaon, Inc	18
2,061		AAR Corp	39
2,045	*e	Accuride Corp	7
1,483		Aceto Corp	15
2,862		Actuant Corp (Class A)	80
2,053		Acuity Brands, Inc	139
5,359	*	Aecom Technology Corp	128
1,981	*	Aegion Corp	44
831	*	Aerovironment, Inc	18
4,488	*	AGCO Corp	220
3,284	*	Air Lease Corp	71
2,801		Aircastle Ltd	35
374		Alamo Group, Inc	12
1,443		Albany International Corp (Class A)	33
1,338		Alliant Techsystems, Inc	83
1,557		Altra Holdings, Inc	34
909	*	Ameresco, Inc	9
569		American Railcar Industries, Inc	18
373		American Science & Engineering, Inc	24
2,155	*e	American Superconductor Corp	6
475	*	American Woodmark Corp	13
11,155		Ametek, Inc	419
475		Ampco-Pittsburgh Corp	9
1,541	*e	API Technologies Corp	5
1,479		Apogee Enterprises, Inc	35
2,044		Applied Industrial Technologies, Inc	86
420		Argan, Inc	8
988		Armstrong World Industries, Inc	50
861	*	ArvinMeritor, Inc	4
534		Astec Industries, Inc	18
525	*	Astronics Corp	12
78	*	Astronics Corp (Class B)	2
1,446		AZZ, Inc	56
5,372		Babcock & Wilcox Co	141
2,603		Barnes Group, Inc	58
4,904	*	BE Aerospace, Inc	242
2,410	*	Beacon Roofing Supply, Inc	80
2,316		Belden CDT, Inc	104
2,508	*	Blount International, Inc	40
35,310		Boeing Co	2,661
2,394		Brady Corp (Class A)	80
2,463		Briggs & Stratton Corp	52
2,524	*	Builders FirstSource, Inc	14
531	*	CAI International, Inc	12
12,740	*e	Capstone Turbine Corp	11
3,097		Carlisle Cos, Inc	182
453		Cascade Corp	29
30,763		Caterpillar, Inc	2,756
1,453	*	Chart Industries, Inc	97
4,806		Chicago Bridge & Iron Co NV	223
839		CIRCOR International, Inc	33
2,439		Clarcor, Inc	117
1,332		CNH Global NV	54
428		Coleman Cable, Inc	4
2,110	*	Colfax Corp	85
1,162	*	Columbus McKinnon Corp	19
2,009		Comfort Systems USA, Inc	24
1,268	*	Commercial Vehicle Group, Inc	10
2,466		Crane Co	114
828		Cubic Corp	40
9,156		Cummins, Inc	992
2,273		Curtiss-Wright Corp	75
27,292		Danaher Corp	1,526
18,725		Deere & Co	1,618

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,771	*e	DigitalGlobe, Inc	$43
6,818		Donaldson Co, Inc	224
932		Douglas Dynamics, Inc	13
8,646		Dover Corp	568
430	*	DXP Enterprises, Inc	21
1,870	*	Dycom Industries, Inc	37
757		Dynamic Materials Corp	11
21,792		Eaton Corp	1,181
758	*	Edgen Group, Inc	5
2,932		EMCOR Group, Inc	101
34,563		Emerson Electric Co	1,830
840		Encore Wire Corp	25
1,511	*	Energy Recovery, Inc	5
2,332	*	EnerSys	88
788	*	Engility Holdings, Inc	15
908	*	EnPro Industries, Inc	37
1,380		ESCO Technologies, Inc	52
1,554	*	Esterline Technologies Corp	99
9,057		Exelis, Inc	102
13,771		Fastenal Co	643
3,085	*	Federal Signal Corp	23
2,307	*	Flow International Corp	8
2,454		Flowserve Corp	360
7,931		Fluor Corp	466
7,238	*	Fortune Brands Home & Security, Inc	212
898		Franklin Electric Co, Inc	56
635		Freightcar America, Inc	14
4,152	*	FuelCell Energy, Inc	4
2,145	*	Furmanite Corp	12
2,430		Gardner Denver, Inc	166
2,370		GATX Corp	103
2,932	*	GenCorp, Inc	27
1,246		Generac Holdings, Inc	43
2,068	*	General Cable Corp	63
15,088		General Dynamics Corp	1,045
501,549		General Electric Co	10,527
730	*	GeoEye, Inc	22
1,633	*	Gibraltar Industries, Inc	26
809		Global Power Equipment Group, Inc	14
795		Gorman-Rupp Co	24
2,939		Graco, Inc	151
4,898	*	GrafTech International Ltd	46
604		Graham Corp	12
1,832		Granite Construction, Inc	62
3,079		Great Lakes Dredge & Dock Corp	28
869	*	Greenbrier Cos, Inc	14
2,356		Griffon Corp	27
1,293		H&E Equipment Services, Inc	19
534		Hardinge, Inc	5
4,082		Harsco Corp	96
2,240		Heico Corp	100
4,837	*	Hexcel Corp	130
36,702		Honeywell International, Inc	2,329
800		Houston Wire & Cable Co	10
2,806		Hubbell, Inc (Class B)	237
2,459		Huntington Ingalls	107
316	*	Hurco Cos, Inc	7
542		Hyster-Yale Materials Handling, Inc	26
4,026		IDEX Corp	187
2,800	*	II-VI, Inc	51
20,012		Illinois Tool Works, Inc	1,217
14,104		Ingersoll-Rand plc	676
916		Insteel Industries, Inc	11
4,471		ITT Corp	105
6,034	*	Jacobs Engineering Group, Inc	257
1,665		John Bean Technologies Corp	30
5,106		Joy Global, Inc	326
208	*	Kadant, Inc	6
1,371		Kaman Corp	50
1,677		Kaydon Corp	40
6,842		KBR, Inc	205

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,920		Kennametal, Inc	$157
953	*	KEYW Holding Corp	12
1,860	*	Kratos Defense & Security Solutions, Inc	9
4,551		L-3 Communications Holdings, Inc	349
990	*	Layne Christensen Co	24
659		LB Foster Co (Class A)	29
2,159		Lennox International, Inc	113
3,889		Lincoln Electric Holdings, Inc	189
623	e	Lindsay Manufacturing Co	50
533	*	LMI Aerospace, Inc	10
12,229		Lockheed Martin Corp	1,129
1,293		LSI Industries, Inc	9
853	*	Lydall, Inc	12
6,443		Manitowoc Co, Inc	101
17,530		Masco Corp	292
2,813	*	Mastec, Inc	70
901		Met-Pro Corp	9
445		Michael Baker Corp	11
947	*	Middleby Corp	121
614		Miller Industries, Inc	9
1,850	*	Moog, Inc (Class A)	76
2,027		MSC Industrial Direct Co (Class A)	153
935		Mueller Industries, Inc	47
8,122		Mueller Water Products, Inc (Class A)	46
881	*	MYR Group, Inc	20
206		National Presto Industries, Inc	14
2,730	*e	Navistar International Corp	59
926	*	NCI Building Systems, Inc	13
822	*	NN, Inc	8
3,046		Nordson Corp	192
383	*	Nortek, Inc	25
11,905		Northrop Grumman Corp	805
625	*	Northwest Pipe Co	15
2,885	*	Orbital Sciences Corp	40
1,499	*	Orion Marine Group, Inc	11
4,565	*	Oshkosh Truck Corp	135
5,833	*	Owens Corning, Inc	216
16,883		Paccar, Inc	763
5,632		Pall Corp	339
7,125		Parker Hannifin Corp	606
10,086		Pentair Ltd	496
1,399	*	Perini Corp	19
1,025		Pike Electric Corp	10
762	*	PMFG, Inc	7
2,263	*e	Polypore International, Inc	105
458	*	Powell Industries, Inc	19
6,830		Precision Castparts Corp	1,294
96		Preformed Line Products Co	6
1,320		Primoris Services Corp	20
244	*	Proto Labs, Inc	10
1,987		Quanex Building Products Corp	41
9,586	*	Quanta Services, Inc	262
1,726		Raven Industries, Inc	46
15,751		Raytheon Co	907
1,025	*	RBC Bearings, Inc	51
1,883		Regal-Beloit Corp	133
1,385	*	Rexnord Corp	30
1,740		Robbins & Myers, Inc	103
6,733		Rockwell Automation, Inc	566
6,912		Rockwell Collins, Inc	402
4,560		Roper Industries, Inc	508
1,703	*	Rush Enterprises, Inc (Class A)	35
559		Sauer-Danfoss, Inc	30
16		Seaboard Corp	40
576		SeaCube Container Leasing Ltd	11
3,185	*	Shaw Group, Inc	148
1,742		Simpson Manufacturing Co, Inc	57
2,823		Snap-On, Inc	223
5,621	*	Spirit Aerosystems Holdings, Inc (Class A)	95
2,461		SPX Corp	173
616		Standex International Corp	32
7,920		Stanley Works	586

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

701	*	Sterling Construction Co, Inc	$7
1,027		Sun Hydraulics Corp	27
1,019		TAL International Group, Inc	37
1,988	*	Taser International, Inc	18
1,622	*	Teledyne Technologies, Inc	106
1,004		Tennant Co	44
5,365	*	Terex Corp	151
590	e	Textainer Group Holdings Ltd	19
13,409		Textron, Inc	332
728	*	Thermon Group Holdings	16
4,280		Timken Co	205
2,128	e	Titan International, Inc	46
784	*e	Titan Machinery, Inc	19
2,682		Toro Co	115
2,372		TransDigm Group, Inc	323
714	*	Trex Co, Inc	27
1,579	*	Trimas Corp	44
4,029		Trinity Industries, Inc	144
2,423		Triumph Group, Inc	158
562	e	Twin Disc, Inc	10
4,555	*	United Rentals, Inc	207
43,014		United Technologies Corp	3,528
979		Universal Forest Products, Inc	37
3,591		URS Corp	141
3,497	*e	USG Corp	98
1,134		Valmont Industries, Inc	155
1,023	*	Vicor Corp	6
2,775		W.W. Grainger, Inc	562
926	*	Wabash National Corp	8
3,136	*	WABCO Holdings, Inc	204
1,468		Watsco, Inc	110
1,103		Watts Water Technologies, Inc (Class A)	47
2,122	*e	WESCO International, Inc	143
2,251		Westinghouse Air Brake Technologies Corp	197
3,365		Woodward Governor Co	128
8,729		Xylem, Inc	237

		TOTAL CAPITAL GOODS	61,701

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
2,600		ABM Industries, Inc	52
2,406	*	Acacia Research (Acacia Technologies)	62
5,555	*	ACCO Brands Corp	41
828		Acorn Energy, Inc	6
1,159		Administaff, Inc	38
10,987		ADT Corp	511
1,661	*	Advisory Board Co	78
928		American Ecology Corp	22
2,166	*	ARC Document Solutions, Inc	6
508	*	AT Cross Co	5
5,027		Avery Dennison Corp	176
383		Barrett Business Services, Inc	15
2,433		Brink’s Co	69
1,375	*	Casella Waste Systems, Inc (Class A)	6
2,695	*	CBIZ, Inc	16
669		CDI Corp	11
3,345	*e	Cenveo, Inc	9
5,000		Cintas Corp	205
2,372	*	Clean Harbors, Inc	130
493	*	Consolidated Graphics, Inc	17
5,437	*e	Coolbrands International, Inc	10
4,410	*	Copart, Inc	130
1,551		Corporate Executive Board Co	74
4,833		Corrections Corp of America	171
594		Courier Corp	7
4,991		Covanta Holding Corp	92
717	*	CRA International, Inc	14
2,529		Deluxe Corp	82
1,664	*	Dolan Media Co	6
2,130		Dun & Bradstreet Corp	168
4,206	*	EnergySolutions, Inc	13
1,037	*	EnerNOC, Inc	12
1,357		Ennis, Inc	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,587		Equifax, Inc	$302
641	*	Exponent, Inc	36
691	*	Franklin Covey Co	9
2,087	*	FTI Consulting, Inc	69
989		G & K Services, Inc (Class A)	34
3,785		Geo Group, Inc	107
645	*	GP Strategies Corp	13
3,373		Healthcare Services Group	78
943		Heidrick & Struggles International, Inc	14
218	*	Heritage-Crystal Clean, Inc	3
2,267		Herman Miller, Inc	49
1,422	*	Hill International, Inc	5
2,339		HNI Corp	70
1,656	*	Hudson Highland Group, Inc	7
1,154	*	Huron Consulting Group, Inc	39
892	*	ICF International, Inc	21
5,063	*	ICO Global Communications Holdings Ltd	6
2,333	*	IHS, Inc (Class A)	224
1,402	*e	Innerworkings, Inc	19
2,666		Interface, Inc	43
462		Intersections, Inc	4
8,146		Iron Mountain, Inc	253
1,460		KAR Auction Services, Inc	30
1,394		Kelly Services, Inc (Class A)	22
1,380		Kforce, Inc	20
1,737		Kimball International, Inc (Class B)	20
2,470		Knoll, Inc	38
2,433	*	Korn/Ferry International	39
3,935		Manpower, Inc	167
1,316		McGrath RentCorp	38
1,459	*	Metalico, Inc	3
1,391		Mine Safety Appliances Co	59
757	*	Mistras Group, Inc	19
1,600	*	Mobile Mini, Inc	33
514		Multi-Color Corp	12
2,873	*	Navigant Consulting, Inc	32
5,912	*	Nielsen Holdings NV	181
563		NL Industries, Inc	6
3,322	*e	Odyssey Marine Exploration, Inc	10
2,101	*	On Assignment, Inc	43
8,271	e	Pitney Bowes, Inc	88
891	e	Quad	18
9,054	e	R.R. Donnelley & Sons Co	81
14,205		Republic Services, Inc	417
2,774		Resources Connection, Inc	33
6,958		Robert Half International, Inc	221
2,589		Rollins, Inc	57
489	*	RPX Corp	4
977		Schawk, Inc (Class A)	13
672	*	Standard Parking Corp	15
3,734		Steelcase, Inc (Class A)	48
3,985	*	Stericycle, Inc	372
1,911	*	SYKES Enterprises, Inc	29
1,110	*	Team, Inc	42
3,077	*	Tetra Tech, Inc	81
648	*	TMS International Corp	8
2,955		Towers Watson & Co	166
896	*	TRC Cos, Inc	5
1,954	*	TrueBlue, Inc	31
21,974		Tyco International Ltd	643
664		Unifirst Corp	49
1,976		United Stationers, Inc	61
6,822	*	Verisk Analytics, Inc	348
1,084		Viad Corp	29
205		VSE Corp	5
295	*	WageWorks, Inc	5
5,431		Waste Connections, Inc	184
21,659		Waste Management, Inc	731

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	8,236

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

CONSUMER DURABLES & APPAREL - 1.5%
1,931		American Greetings Corp (Class A)	$33
653	*	Arctic Cat, Inc	22
562		Bassett Furniture Industries, Inc	7
970	*e	Beazer Homes USA, Inc	16
499	e	Blyth, Inc	8
4,339		Brunswick Corp	126
3,430		Callaway Golf Co	22
2,193	*	Carter’s, Inc	122
379	*	Cavco Industries, Inc	19
442		Cherokee, Inc	6
715	*	Clarus Corp	6
13,689		Coach, Inc	760
562	e	Columbia Sportswear Co	30
4,300	*	CROCS, Inc	62
269		CSS Industries, Inc	6
1,373	*e	Deckers Outdoor Corp	55
351	*	Delta Apparel, Inc	5
13,501		DR Horton, Inc	267
1,299	e	Ethan Allen Interiors, Inc	33
5,284	*	Fifth & Pacific Cos, Inc	66
2,570	*	Fossil, Inc	239
5,292	e	Garmin Ltd	216
811	*	G-III Apparel Group Ltd	28
4,868	*	Hanesbrands, Inc	174
3,541		Harman International Industries, Inc	158
5,630	e	Hasbro, Inc	202
1,630	*	Helen of Troy Ltd	54
500		Hooker Furniture Corp	7
4,761	*e	Hovnanian Enterprises, Inc (Class A)	33
3,571	*	Iconix Brand Group, Inc	80
1,204	*	iRobot Corp	23
816		Jakks Pacific, Inc	10
3,869		Jarden Corp	200
232	*	Johnson Outdoors, Inc	5
4,415		Jones Apparel Group, Inc	49
4,044	e	KB Home	64
1,430	*e	K-Swiss, Inc (Class A)	5
2,552		La-Z-Boy, Inc	36
1,909	*	Leapfrog Enterprises, Inc	17
6,795		Leggett & Platt, Inc	185
7,949	e	Lennar Corp (Class A)	307
847	*	Libbey, Inc	16
362		Lifetime Brands, Inc	4
862	*	M/I Homes, Inc	23
1,202	*	Maidenform Brands, Inc	24
1,066		Marine Products Corp	6
16,059		Mattel, Inc	588
1,887		MDC Holdings, Inc	69
1,184	*	Meritage Homes Corp	44
4,127	*	Michael Kors Holdings Ltd	211
2,686	*	Mohawk Industries, Inc	243
817		Movado Group, Inc	25
271		Nacco Industries, Inc (Class A)	17
14,090		Newell Rubbermaid, Inc	314
34,052		Nike, Inc (Class B)	1,757
233	*	NVR, Inc	214
733		Oxford Industries, Inc	34
804		Perry Ellis International, Inc	16
3,415		Phillips-Van Heusen Corp	379
3,100		Polaris Industries, Inc	261
2,301		Pool Corp	97
16,595	*	Pulte Homes, Inc	301
6,801	*	Quiksilver, Inc	29
2,959		Ralph Lauren Corp	444
444		RG Barry Corp	6
2,334		Ryland Group, Inc	85
2,732	*e	Sealy Corp	6
1,898	*	Skechers U.S.A., Inc (Class A)	35
796	*	Skullcandy, Inc	6
2,979	*e	Smith & Wesson Holding Corp	25

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,166	*e	Standard-Pacific Corp	$38
288	*	Steinway Musical Instruments, Inc	6
1,788	*	Steven Madden Ltd	76
957	e	Sturm Ruger & Co, Inc	44
2,638	*	Tempur-Pedic International, Inc	83
6,926	*	Toll Brothers, Inc	224
1,435		True Religion Apparel, Inc	37
1,038	*	Tumi Holdings, Inc	22
2,713		Tupperware Corp	174
3,728	*e	Under Armour, Inc (Class A)	181
489	*	Unifi, Inc	6
787	*	Universal Electronics, Inc	15
1,001	*e	Vera Bradley, Inc	25
4,128		VF Corp	623
1,991	*	Warnaco Group, Inc	143
378		Weyco Group, Inc	9
3,754		Whirlpool Corp	382
2,109		Wolverine World Wide, Inc	86
1,005	*e	Zagg, Inc	7

		TOTAL CONSUMER DURABLES & APPAREL	11,223

CONSUMER SERVICES - 2.2%
1,322	*	AFC Enterprises	35
960	*e	American Public Education, Inc	35
1,644		Ameristar Casinos, Inc	43
4,416	*	Apollo Group, Inc (Class A)	92
692	*	Ascent Media Corp (Series A)	43
2,180	*	Bally Technologies, Inc	97
1,195	*	BJ’s Restaurants, Inc	39
1,070	*	Bloomin’ Brands, Inc	17
1,424		Bob Evans Farms, Inc	57
2,708	*e	Boyd Gaming Corp	18
987	*	Bravo Brio Restaurant Group, Inc	13
910	*e	Bridgepoint Education, Inc	9
3,620		Brinker International, Inc	112
937	*	Buffalo Wild Wings, Inc	68
1,990	*e	Caesars Entertainment Corp	14
428	*	Capella Education Co	12
3,103	*	Career Education Corp	11
1,022	*	Caribou Coffee Co, Inc	17
19,591		Carnival Corp	720
620	*	Carrols Restaurant Group, Inc	4
929		CBRL Group, Inc	60
1,153		CEC Entertainment, Inc	38
2,494		Cheesecake Factory	82
1,475	*	Chipotle Mexican Grill, Inc (Class A)	439
1,471	e	Choice Hotels International, Inc	49
533		Churchill Downs, Inc	35
1,574	*e	Coinstar, Inc	82
4,659	*	Corinthian Colleges, Inc	11
6,294		Darden Restaurants, Inc	284
4,746	*	Denny’s Corp	23
2,602		DeVry, Inc	62
740	*	DineEquity, Inc	50
2,824		Domino’s Pizza, Inc	123
3,170	e	Dunkin Brands Group, Inc	105
1,956	*e	Education Management Corp	9
289		Einstein Noah Restaurant Group, Inc	4
620	*	Fiesta Restaurant Group, Inc	10
1,932	*	Grand Canyon Education, Inc	45
13,072		H&R Block, Inc	243
3,288		Hillenbrand, Inc	74
2,201	*	Hyatt Hotels Corp	85
309	*	Ignite Restaurant Group, Inc	4
12,691		International Game Technology	180
903		International Speedway Corp (Class A)	25
1,901		Interval Leisure Group, Inc	37
1,142	*	Isle of Capri Casinos, Inc	6
774	*	ITT Educational Services, Inc	13
2,134	*	Jack in the Box, Inc	61
3,249	*	Jamba, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,265	*e	K12, Inc	$26
2,917	*	Krispy Kreme Doughnuts, Inc	27
18,901		Las Vegas Sands Corp	872
2,155	*	Life Time Fitness, Inc	106
870		Lincoln Educational Services Corp	5
977	*	Luby’s, Inc	7
638		Mac-Gray Corp	8
1,242		Marcus Corp	16
11,954		Marriott International, Inc (Class A)	446
1,390	*	Marriott Vacations Worldwide Corp	58
1,362		Matthews International Corp (Class A)	44
48,229		McDonald’s Corp	4,254
19,284	*	MGM Mirage	224
604	*	Monarch Casino & Resort, Inc	7
1,158	*	Morgans Hotel Group Co	6
1,097	*	MTR Gaming Group, Inc	5
1,276	*	Multimedia Games, Inc	19
386		National American University Holdings, Inc	1
4,684	*	Orient-Express Hotels Ltd (Class A)	55
1,338	*	Panera Bread Co (Class A)	213
717	*	Papa John’s International, Inc	39
3,077	*	Penn National Gaming, Inc	151
3,407	*	Pinnacle Entertainment, Inc	54
490	*	Red Lion Hotels Corp	4
666	*	Red Robin Gourmet Burgers, Inc	24
2,615		Regis Corp	44
7,326		Royal Caribbean Cruises Ltd	249
3,070	*	Ruby Tuesday, Inc	24
1,588	*	Ruth’s Chris Steak House, Inc	12
2,868	*	Scientific Games Corp (Class A)	25
10,550		Service Corp International	146
2,802	*	SHFL Entertainment, Inc	41
1,933		Six Flags Entertainment Corp	118
3,411	*	Sonic Corp	36
3,299		Sotheby’s (Class A)	111
581		Speedway Motorsports, Inc	10
35,666		Starbucks Corp	1,912
9,527		Starwood Hotels & Resorts Worldwide, Inc	546
60	*	Steak N Shake Co	23
636	*	Steiner Leisure Ltd	31
4,084		Stewart Enterprises, Inc (Class A)	31
605	e	Strayer Education, Inc	34
3,228		Texas Roadhouse, Inc (Class A)	54
1,064		Town Sports International Holdings, Inc	11
1,028		Universal Technical Institute, Inc	10
1,746		Vail Resorts, Inc	94
1,296	e	Weight Watchers International, Inc	68
15,922		Wendy’s	75
2,067	*	WMS Industries, Inc	36
6,722		Wyndham Worldwide Corp	358
3,741		Wynn Resorts Ltd	421
21,761		Yum! Brands, Inc	1,445

		TOTAL CONSUMER SERVICES	16,338

DIVERSIFIED FINANCIALS - 6.3%
2,494	*	Affiliated Managers Group, Inc	325
15,987	*	American Capital Ltd	192
47,209		American Express Co	2,714
9,589		Ameriprise Financial, Inc	601
9,666		Apollo Investment Corp	81
10,764		Ares Capital Corp	188
1,707		Artio Global Investors, Inc	3
818	*	Asset Acceptance Capital Corp	4
511,480		Bank of America Corp	5,933
55,944		Bank of New York Mellon Corp	1,438
4,832		BGC Partners, Inc (Class A)	17
2,986		BlackRock Kelso Capital Corp	30
5,984		BlackRock, Inc	1,237
1,288		Calamos Asset Management, Inc (Class A)	14
27,586		Capital One Financial Corp	1,598
147		Capital Southwest Corp	15
1,482		Cash America International, Inc	59

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,253		CBOE Holdings, Inc	$125
52,189		Charles Schwab Corp	749
138,877		Citigroup, Inc	5,494
15,750		CME Group, Inc	799
1,086	e	Cohen & Steers, Inc	33
5,330	*	Cowen Group, Inc	13
296	*	Credit Acceptance Corp	30
118		Diamond Hill Investment Group, Inc	8
25,160		Discover Financial Services	970
2,202	*	Dollar Financial Corp	41
1,551		Duff & Phelps Corp	24
13,858	*	E*Trade Financial Corp	124
5,610		Eaton Vance Corp	179
1,077	*	Encore Capital Group, Inc	33
737		Epoch Holding Corp	21
1,394		Evercore Partners, Inc (Class A)	42
2,322	*	Ezcorp, Inc (Class A)	46
2,692	*	FBR Capital Markets Corp	10
4,555	e	Federated Investors, Inc (Class B)	92
451		Fidus Investment Corp	7
4,013		Fifth Street Finance Corp	42
2,248	*	Financial Engines, Inc	62
1,630	*	First Cash Financial Services, Inc	81
3,742	*e	First Marblehead Corp	3
6,607		Franklin Resources, Inc	830
352		Friedman Billings Ramsey Group, Inc (Class A)	7
950	e	FXCM, Inc	10
349		GAMCO Investors, Inc (Class A)	19
3,928		GFI Group, Inc	13
1,256		Gladstone Capital Corp	10
1,326		Gladstone Investment Corp	9
23,301		Goldman Sachs Group, Inc	2,972
674	e	Golub Capital BDC, Inc	11
1,122	*e	Green Dot Corp	14
1,492		Greenhill & Co, Inc	78
918	*e	GSV Capital Corp	8
1,395	*	Harris & Harris Group, Inc	5
2,227		Hercules Technology Growth Capital, Inc	25
1,489		HFF, Inc (Class A)	22
2,025		Interactive Brokers Group, Inc (Class A)	28
3,597	*	IntercontinentalExchange, Inc	445
675	*	International Assets Holding Corp	12
1,945	*	Internet Capital Group, Inc	22
21,108		Invesco Ltd	551
1,857	*	Investment Technology Group, Inc	17
25,036	e	iShares Russell 3000 Index Fund	2,120
9,425	e	Janus Capital Group, Inc	80
6,156		Jefferies Group, Inc	114
822		JMP Group, Inc	5
180,094		JPMorgan Chase & Co	7,919
1,881		KBW, Inc	29
1,010	e	KCAP Financial, Inc	9
2,500	*	Knight Capital Group, Inc (Class A)	9
5,033	*e	Ladenburg Thalmann Financial Services, Inc	7
5,598		Lazard Ltd (Class A)	167
6,879		Legg Mason, Inc	177
9,602		Leucadia National Corp	228
2,452		LPL Financial Holdings, Inc	69
1,017	e	Main Street Capital Corp	31
671		Manning & Napier, Inc	8
1,771		MarketAxess Holdings, Inc	63
418		Marlin Business Services Corp	8
3,668		MCG Capital Corp	17
872		Medallion Financial Corp	10
594		Medley Capital Corp	9
9,425		Moody’s Corp	474
73,133		Morgan Stanley	1,398
5,906	*	MSCI, Inc (Class A)	183
1,507		MVC Capital, Inc	18
5,655		Nasdaq Stock Market, Inc	141
1,305		Nelnet, Inc (Class A)	39
1,400	*	Netspend Holdings, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

354		New Mountain Finance Corp	$5
959	*	NewStar Financial, Inc	13
1,181		NGP Capital Resources Co	9
489		Nicholas Financial, Inc	6
10,153		Northern Trust Corp	509
12,331		NYSE Euronext	389
448		Oppenheimer Holdings, Inc	8
2,314		PennantPark Investment Corp	25
2,946	*	PHH Corp	67
1,198	*	Pico Holdings, Inc	24
935	*	Piper Jaffray Cos	30
832	*	Portfolio Recovery Associates, Inc	89
5,897		Prospect Capital Corp	64
5,235		Raymond James Financial, Inc	202
1,299	*	Safeguard Scientifics, Inc	19
6,909		SEI Investments Co	161
22,822		SLM Corp	391
305		Solar Capital Ltd	7
375		Solar Senior Capital Ltd	7
5,601		SPDR Trust Series 1	798
23,198		State Street Corp	1,091
2,739	*	Stifel Financial Corp	88
1,726	*	SWS Group, Inc	9
12,394		T Rowe Price Group, Inc	807
11,051		TD Ameritrade Holding Corp	186
456		THL Credit, Inc	7
1,849		TICC Capital Corp	19
1,314	e	Triangle Capital Corp	33
164	*	Virtus Investment Partners, Inc	20
4,202		Waddell & Reed Financial, Inc (Class A)	146
1,146	*	Walter Investment Management Corp	49
322		Westwood Holdings Group, Inc	13
2,862	*	WisdomTree Investments, Inc	17
538	*e	World Acceptance Corp	40

		TOTAL DIVERSIFIED FINANCIALS	47,282

ENERGY - 9.8%
4,200	*e	Abraxas Petroleum Corp	9
783		Alon USA Energy, Inc	14
8,501	*e	Alpha Natural Resources, Inc	83
885	*e	Amyris Biotechnologies, Inc	3
23,483		Anadarko Petroleum Corp	1,745
18,342		Apache Corp	1,440
460		APCO Argentina, Inc	6
1,397	*	Approach Resources, Inc	35
9,903		Arch Coal, Inc	72
2,862	*	Atwood Oceanics, Inc	131
20,776		Baker Hughes, Inc	849
1,205	*e	Basic Energy Services, Inc	14
2,676		Berry Petroleum Co (Class A)	90
2,422	*	Bill Barrett Corp	43
411		Bolt Technology Corp	6
478	*e	Bonanza Creek Energy, Inc	13
4,811	*e	BPZ Energy, Inc	15
1,671		Bristow Group, Inc	90
2,159	*	C&J Energy Services, Inc	46
9,938		Cabot Oil & Gas Corp	494
4,578	*e	Cal Dive International, Inc	8
1,294	*	Callon Petroleum Co	6
11,722	*	Cameron International Corp	662
971		CARBO Ceramics, Inc	76
1,963	*	Carrizo Oil & Gas, Inc	41
7,849	*	Cheniere Energy, Inc	147
31,576	e	Chesapeake Energy Corp	525
93,614		Chevron Corp	10,123
4,163		Cimarex Energy Co	240
326	*	Clayton Williams Energy, Inc	13
3,211	*e	Clean Energy Fuels Corp	40
1,710	*	Cloud Peak Energy, Inc	33
8,450	*	Cobalt International Energy, Inc	208
2,095	*	Comstock Resources, Inc	32

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,892	*	Concho Resources, Inc	$394
59,944		ConocoPhillips	3,476
10,835		Consol Energy, Inc	348
582		Contango Oil & Gas Co	25
2,051	*	Continental Resources, Inc	151
1,064	*	Crimson Exploration, Inc	3
2,304		Crosstex Energy, Inc	33
4,444	*	CVR Energy, Inc (Contingent value right)	0	^
474	*	Dawson Geophysical Co	13
683		Delek US Holdings, Inc	17
18,205	*	Denbury Resources, Inc	295
19,197		Devon Energy Corp	999
3,213		Diamond Offshore Drilling, Inc	218
3,707	*	Dresser-Rand Group, Inc	208
1,762	*	Dril-Quip, Inc	129
321	*	Emerald Oil, Inc	2
1,867	*e	Endeavour International Corp	10
3,525		Energen Corp	159
3,786		Energy XXI Bermuda Ltd	122
12,659		EOG Resources, Inc	1,529
1,505	*	EPL Oil & Gas, Inc	34
6,395		Equitable Resources, Inc	377
668	*	Evolution Petroleum Corp	5
5,972	e	EXCO Resources, Inc	40
3,340	*	Exterran Holdings, Inc	73
221,875	d	Exxon Mobil Corp	19,203
11,484	*	FMC Technologies, Inc	492
5,689	*	Forest Oil Corp	38
2,722	*e	Frontline Ltd	9
2,612	*	FX Energy, Inc	11
1,114		GasLog Ltd	14
2,282	*	Gastar Exploration Ltd	3
626	*	Geospace Technologies Corp	56
277	*e	Gevo, Inc	0	^
933	*	Global Geophysical Services, Inc	4
2,142	e	Golar LNG Ltd	79
1,342	*e	Goodrich Petroleum Corp	13
827	*	Green Plains Renewable Energy, Inc	7
727		Gulf Island Fabrication, Inc	17
934		Gulfmark Offshore, Inc	32
2,715	*	Gulfport Energy Corp	104
5,352	*	Halcon Resources Corp	37
43,487		Halliburton Co	1,509
1,747	*	Harvest Natural Resources, Inc	16
6,458	*e	Heckmann Corp	26
5,489	*	Helix Energy Solutions Group, Inc	113
4,572		Helmerich & Payne, Inc	256
5,516	*	Hercules Offshore, Inc	34
14,396		Hess Corp	762
9,455		Holly Corp	440
1,710	*	Hornbeck Offshore Services, Inc	59
6,522	*	ION Geophysical Corp	42
61	*	Isramco, Inc	6
7,365	*	Key Energy Services, Inc	51
23,142		Kinder Morgan, Inc	818
1,322	*e	KiOR, Inc (Class A)	8
1,036		Knightsbridge Tankers Ltd	5
12,776	*	Kodiak Oil & Gas Corp	113
3,404	*	Kosmos Energy LLC	42
790	*	Laredo Petroleum Holdings, Inc	14
1,636		Lufkin Industries, Inc	95
7,113	*e	Magnum Hunter Resources Corp	28
33,373		Marathon Oil Corp	1,023
16,133		Marathon Petroleum Corp	1,016
678	*	Matador Resources Co	6
1,545	*	Matrix Service Co	18
10,235	*	McDermott International, Inc	113
4,906	*e	McMoRan Exploration Co	79
1,188	*	Midstates Petroleum Co, Inc	8
738	*e	Miller Petroleum, Inc	3
507	*	Mitcham Industries, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

9,134		Murphy Oil Corp	$544
14,129	*	Nabors Industries Ltd	204
20,267		National Oilwell Varco, Inc	1,385
714	*	Natural Gas Services Group, Inc	12
6,541	*	Newfield Exploration Co	175
4,752	*	Newpark Resources, Inc	37
8,415		Noble Energy, Inc	856
2,356	e	Nordic American Tanker Shipping	21
3,091	*e	Northern Oil And Gas, Inc	52
3,879	*	Oasis Petroleum, Inc	123
38,265		Occidental Petroleum Corp	2,932
5,264		Oceaneering International, Inc	283
2,591	*	Oil States International, Inc	185
447		Panhandle Oil and Gas, Inc (Class A)	13
6,555	*	Parker Drilling Co	30
7,817	e	Patterson-UTI Energy, Inc	146
1,000	*	PDC Energy, Inc	33
13,332		Peabody Energy Corp	355
2,491		Penn Virginia Corp	11
2,768	*	Petroquest Energy, Inc	14
620	*	PHI, Inc	21
29,774		Phillips 66	1,581
2,681	*	Pioneer Energy Services Corp	19
5,804		Pioneer Natural Resources Co	619
6,241	*	Plains Exploration & Production Co	293
8,662		Questar Market Resources, Inc	262
3,214	*e	Quicksilver Resources, Inc	9
7,783		Range Resources Corp	489
11,466		Rentech, Inc	30
2,024	*	Resolute Energy Corp	16
1,826	*	Rex Energy Corp	24
303	*	Rex Stores Corp	6
611	*	RigNet, Inc	12
2,470	*	Rosetta Resources, Inc	112
6,060	*	Rowan Cos PLC	190
3,289	e	RPC, Inc	40
577	*e	Sanchez Energy Corp	10
23,772	*e	SandRidge Energy, Inc	151
857	*	Saratoga Resources, Inc	3
63,292		Schlumberger Ltd	4,386
1,279	*	Scorpio Tankers, Inc	9
891		SEACOR Holdings, Inc	75
2,320	*	SemGroup Corp	91
2,365	e	Ship Finance International Ltd	39
1,581	*e	Solazyme, Inc	12
16,563	*	Southwestern Energy Co	553
30,571		Spectra Energy Corp	837
3,213		St. Mary Land & Exploration Co	168
2,334	*	Stone Energy Corp	48
7,784	*	Superior Energy Services	161
2,133	*	Swift Energy Co	33
1,789	*	Synergy Resources Corp	10
1,406		Targa Resources Investments, Inc	74
1,942		Teekay Corp	62
2,124	e	Teekay Tankers Ltd (Class A)	6
1,600	*	Tesco Corp	18
6,379		Tesoro Corp	281
3,896	*	Tetra Technologies, Inc	30
698		TGC Industries, Inc	6
2,198		Tidewater, Inc	98
2,211	*	Triangle Petroleum Corp	13
7,062	*e	Ultra Petroleum Corp	128
2,117	*	Unit Corp	95
3,239	*e	Uranerz Energy Corp	5
2,636	*e	Uranium Energy Corp	7
2,578	*	Vaalco Energy, Inc	22
26,135		Valero Energy Corp	892
9,477	*e	Vantage Drilling Co	17
1,693		W&T Offshore, Inc	27
3,436	*	Warren Resources, Inc	10
2,614	e	Western Refining, Inc	74
510	*	Westmoreland Coal Co	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,573	*	Whiting Petroleum Corp	$242
2,395	*	Willbros Group, Inc	13
32,129		Williams Cos, Inc	1,052
3,501		World Fuel Services Corp	144
9,623	*	WPX Energy, Inc	143
1,256	*e	ZaZa Energy Corp	3

		TOTAL ENERGY	74,028

FOOD & STAPLES RETAILING - 2.0%
962		Andersons, Inc	41
66		Arden Group, Inc (Class A)	6
1,705		Casey’s General Stores, Inc	90
521	*	Chefs’ Warehouse Holdings, Inc	8
20,397		Costco Wholesale Corp	2,015
60,696		CVS Corp	2,935
1,174	*	Fresh Market, Inc	56
1,777		Harris Teeter Supermarkets, Inc	68
700		Ingles Markets, Inc (Class A)	12
24,542		Kroger Co	639
656		Nash Finch Co	14
1,214	*	Pantry, Inc	15
882		Pricesmart, Inc	68
29,531	*	Rite Aid Corp	40
1,140	e	Roundy’s, Inc	5
11,699	e	Safeway, Inc	212
1,382		Spartan Stores, Inc	21
11,240	e	Supervalu, Inc	28
533	*	Susser Holdings Corp	18
27,376		Sysco Corp	867
2,446	*	United Natural Foods, Inc	131
424		Village Super Market (Class A)	14
40,546		Walgreen Co	1,501
79,920		Wal-Mart Stores, Inc	5,453
127		Weis Markets, Inc	5
8,760		Whole Foods Market, Inc	800

		TOTAL FOOD & STAPLES RETAILING	15,062

FOOD, BEVERAGE & TOBACCO - 5.2%
246		Alico, Inc	9
5,454	*	Alliance One International, Inc	20
96,462		Altria Group, Inc	3,031
237	*e	Annie’s, Inc	8
31,182		Archer Daniels Midland Co	854
2,348		B&G Foods, Inc (Class A)	66
7,508		Beam, Inc	459
400	*	Boston Beer Co, Inc (Class A)	54
2,588	*	Boulder Brands, Inc	33
6,911		Brown-Forman Corp (Class B)	437
6,803		Bunge Ltd	494
555	e	Calavo Growers, Inc	14
803		Cal-Maine Foods, Inc	32
8,130		Campbell Soup Co	284
3,293	*e	Central European Distribution Corp	7
2,584	*	Chiquita Brands International, Inc	21
263		Coca-Cola Bottling Co Consolidated	17
183,762		Coca-Cola Co	6,661
14,094		Coca-Cola Enterprises, Inc	447
19,573		ConAgra Foods, Inc	577
6,642	*	Constellation Brands, Inc (Class A)	235
5,911	*	Darling International, Inc	95
8,758	*	Dean Foods Co	145
1,154	e	Diamond Foods, Inc	16
1,712	*	Dole Food Co, Inc	20
9,949		Dr Pepper Snapple Group, Inc	440
616	*	Farmer Bros Co	9
5,476		Flowers Foods, Inc	127
1,850		Fresh Del Monte Produce, Inc	49
30,730		General Mills, Inc	1,242
6,698	*e	Green Mountain Coffee Roasters, Inc	277
149		Griffin Land & Nurseries, Inc (Class A)	4
15,095		H.J. Heinz Co	871

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,798	*	Hain Celestial Group, Inc	$97
6,964		Hershey Co	503
5,722		Hillshire Brands Co	161
6,425		Hormel Foods Corp	201
3,512		Ingredion, Inc	226
800		J&J Snack Foods Corp	51
5,262		J.M. Smucker Co	454
368		John B. Sanfilippo & Son, Inc	7
11,297		Kellogg Co	631
27,815	*	Kraft Foods Group, Inc	1,265
690		Lancaster Colony Corp	48
2,402		Lance, Inc	58
443		Limoneira Co	9
6,170		Lorillard, Inc	720
6,163		McCormick & Co, Inc	392
9,792		Mead Johnson Nutrition Co	645
5,769		Molson Coors Brewing Co (Class B)	247
83,896		Mondelez International, Inc	2,137
6,736	*	Monster Beverage Corp	356
621		National Beverage Corp	9
996	*	Omega Protein Corp	6
73,931		PepsiCo, Inc	5,059
80,945		Philip Morris International, Inc	6,770
2,936	*	Pilgrim’s Pride Corp	21
1,328	*	Post Holdings, Inc	45
2,656	*	Ralcorp Holdings, Inc	238
15,284		Reynolds American, Inc	633
1,203		Sanderson Farms, Inc	57
365	*	Seneca Foods Corp	11
6,686	*	Smithfield Foods, Inc	144
889	*	Synutra International, Inc	4
1,222	e	Tootsie Roll Industries, Inc	32
1,794	*	TreeHouse Foods, Inc	94
14,131		Tyson Foods, Inc (Class A)	274
1,060	e	Universal Corp	53
2,639	e	Vector Group Ltd	39

		TOTAL FOOD, BEVERAGE & TOBACCO	38,752

HEALTH CARE EQUIPMENT & SERVICES - 4.7%
1,214		Abaxis, Inc	45
74,364		Abbott Laboratories	4,871
1,811	*e	Abiomed, Inc	24
1,110	*	Acadia Healthcare Co, Inc	26
2,035	*e	Accretive Health, Inc	24
3,073	*	Accuray, Inc	20
16,590		Aetna, Inc	768
1,872		Air Methods Corp	69
3,481	*	Align Technology, Inc	97
8,310	*	Allscripts Healthcare Solutions, Inc	78
380		Almost Family, Inc	8
2,729	*	Alphatec Holdings, Inc	5
1,533	*	Amedisys, Inc	17
12,290		AmerisourceBergen Corp	531
2,008	*	AMN Healthcare Services, Inc	23
1,528	*	Amsurg Corp	46
639		Analogic Corp	47
1,310	*	Angiodynamics, Inc	14
566	*	Anika Therapeutics, Inc	6
3,605	*e	Antares Pharma, Inc	14
1,336	*	Arthrocare Corp	46
1,106		Assisted Living Concepts, Inc (A Shares)	11
1,737	*e	athenahealth, Inc	128
716	*	AtriCure, Inc	5
86		Atrion Corp	17
4,001		Bard (C.R.), Inc	391
25,886		Baxter International, Inc	1,726
9,625		Becton Dickinson & Co	753
1,242	*e	Bio-Reference Labs, Inc	36
2,298	*	BioScrip, Inc	25
69,425	*	Boston Scientific Corp	398
4,927	*	Brookdale Senior Living, Inc	125
1,066		Cantel Medical Corp	32

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,396	*	Capital Senior Living Corp	$26
16,337		Cardinal Health, Inc	673
788	*e	Cardiovascular Systems, Inc	10
10,828	*	CareFusion Corp	309
9,620	*	Catamaran Corp	453
2,518	*	Centene Corp	103
6,928	*	Cerner Corp	538
1,975	*e	Cerus Corp	6
940		Chemed Corp	64
671	*	Chindex International, Inc	7
13,313		Cigna Corp	712
4,283		Community Health Systems, Inc	132
590		Computer Programs & Systems, Inc	30
1,671	*	Conceptus, Inc	35
1,595		Conmed Corp	45
2,129		Cooper Cos, Inc	197
467	*	Corvel Corp	21
6,433		Coventry Health Care, Inc	288
22,612		Covidien plc	1,306
2,234	*	Cross Country Healthcare, Inc	11
1,413		CryoLife, Inc	9
1,243	*	Cyberonics, Inc	65
475	*	Cynosure, Inc (Class A)	11
4,405	*	DaVita, Inc	487
6,571		Dentsply International, Inc	260
3,382	*	DexCom, Inc	46
5,364	*	Edwards Lifesciences Corp	484
1,554	*	Emeritus Corp	38
2,539	*	Endologix, Inc	36
711		Ensign Group, Inc	19
874	*	ePocrates, Inc	8
408	*	Exactech, Inc	7
1,376	*	ExamWorks Group, Inc	19
37,908	*	Express Scripts Holding Co	2,047
1,637	*	Five Star Quality Care, Inc	8
1,497	*	Gentiva Health Services, Inc	15
1,370	*	Greatbatch, Inc	32
395	*e	Greenway Medical Technologies	6
2,074	*	Haemonetics Corp	85
1,683	*	Hanger Orthopedic Group, Inc	46
1,438	*e	Hansen Medical, Inc	3
7,683		HCA Holdings, Inc	232
12,404	*	Health Management Associates, Inc (Class A)	116
4,093	*	Health Net, Inc	99
4,651	*	Healthsouth Corp	98
797	*	HealthStream, Inc	19
1,788	*	Healthways, Inc	19
687	*e	HeartWare International, Inc	58
4,157	*	Henry Schein, Inc	334
3,194		Hill-Rom Holdings, Inc	91
4,287	*	HMS Holdings Corp	111
13,090	*	Hologic, Inc	262
7,717		Humana, Inc	530
604	*	ICU Medical, Inc	37
2,544	*	Idexx Laboratories, Inc	236
2,329	*	Insulet Corp	49
1,114	*	Integra LifeSciences Holdings Corp	43
1,889	*	Intuitive Surgical, Inc	926
1,548		Invacare Corp	25
4,072	*	Inverness Medical Innovations, Inc	75
904	*	IPC The Hospitalist Co, Inc	36
2,539	*	Kindred Healthcare, Inc	27
4,535	*	Laboratory Corp of America Holdings	393
498		Landauer, Inc	30
735	*	LHC Group, Inc	16
2,226	*	LifePoint Hospitals, Inc	84
1,049	*	Magellan Health Services, Inc	51
1,614	*e	MAKO Surgical Corp	21
2,657		Masimo Corp	56
11,158		McKesson Corp	1,082
2,281	*	MedAssets, Inc	38
975	*	Medidata Solutions, Inc	38

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

48,822		Medtronic, Inc	$2,003
2,504	*e	Merge Healthcare, Inc	6
2,066		Meridian Bioscience, Inc	42
1,836	*	Merit Medical Systems, Inc	26
1,450	*	Molina Healthcare, Inc	39
620	*	MWI Veterinary Supply, Inc	68
516		National Healthcare Corp	24
119		National Research Corp	6
1,662	*	Natus Medical, Inc	19
1,314	*	Neogen Corp	60
4,406	*e	Neoprobe Corp	12
2,136	*	NuVasive, Inc	33
2,243	*	NxStage Medical, Inc	25
5,491		Omnicare, Inc	198
1,729	*	Omnicell, Inc	26
2,901	*	OraSure Technologies, Inc	21
1,010	*	Orthofix International NV	40
3,228		Owens & Minor, Inc	92
1,140	*	Palomar Medical Technologies, Inc	11
4,582		Patterson Cos, Inc	157
2,180	*	Pediatrix Medical Group, Inc	173
1,726	*	PharMerica Corp	25
626	*e	PhotoMedex, Inc	9
617	*	Providence Service Corp	11
2,438	*	PSS World Medical, Inc	70
1,960		Quality Systems, Inc	34
7,558		Quest Diagnostics, Inc	440
1,220	*e	Quidel Corp	23
6,632		Resmed, Inc	276
490	*	Rochester Medical Corp	5
804	*e	Rockwell Medical Technologies, Inc	6
3,216	*	RTI Biologics, Inc	14
2,500		Select Medical Holdings Corp	24
2,698	*	Sirona Dental Systems, Inc	174
973	*	Skilled Healthcare Group, Inc (Class A)	6
3,016	*	Solta Medical, Inc	8
1,958	*	Spectranetics Corp	29
14,716		St. Jude Medical, Inc	532
1,741	*	Staar Surgical Co	11
2,985		STERIS Corp	104
14,662		Stryker Corp	804
2,773	*e	Sunrise Senior Living, Inc	40
900	*	SurModics, Inc	20
1,974	*	Symmetry Medical, Inc	21
1,351	*	Team Health Holdings, Inc	39
1,782		Teleflex, Inc	127
4,726	*	Tenet Healthcare Corp	153
2,569	*	Thoratec Corp	96
730	*	Tornier BV	12
249	*	Triple-S Management Corp (Class B)	5
3,641	*e	Unilife Corp	8
49,128		UnitedHealth Group, Inc	2,664
1,661		Universal American Corp	14
4,351		Universal Health Services, Inc (Class B)	210
701		US Physical Therapy, Inc	19
149		Utah Medical Products, Inc	5
1,585	*	Vanguard Health Systems, Inc	19
5,419	*	Varian Medical Systems, Inc	381
937	*	Vascular Solutions, Inc	15
4,351	*	VCA Antech, Inc	92
320	*	Vocera Communications, Inc	8
2,758	*	Volcano Corp	65
2,154	*	WellCare Health Plans, Inc	105
14,248		WellPoint, Inc	868
1,650		West Pharmaceutical Services, Inc	90
2,200	*	Wright Medical Group, Inc	46
233		Young Innovations, Inc	9
821	*	Zeltiq Aesthetics, Inc	4
8,299		Zimmer Holdings, Inc	553

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	35,729

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
20,834		Avon Products, Inc	$299
1,434	*	Central Garden and Pet Co (Class A)	15
6,454		Church & Dwight Co, Inc	346
6,164		Clorox Co	451
22,593		Colgate-Palmolive Co	2,362
1,265	*	Elizabeth Arden, Inc	57
3,126		Energizer Holdings, Inc	250
10,724		Estee Lauder Cos (Class A)	642
867		Female Health Co	6
5,610	e	Herbalife Ltd	185
735		Inter Parfums, Inc	14
18,462		Kimberly-Clark Corp	1,559
721	*	Medifast, Inc	19
537		Nature’s Sunshine Products, Inc	8
2,584		Nu Skin Enterprises, Inc (Class A)	96
602		Nutraceutical International Corp	10
255		Oil-Dri Corp of America	7
289		Orchids Paper Products Co	6
2,523	*	Prestige Brands Holdings, Inc	50
130,018		Procter & Gamble Co	8,827
575	*	Revlon, Inc (Class A)	8
1,115		Spectrum Brands, Inc	50
4,200	*e	Star Scientific, Inc	11
312	*e	USANA Health Sciences, Inc	10
566		WD-40 Co	27

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,315

INSURANCE - 3.8%
16,078		ACE Ltd	1,283
21,967		Aflac, Inc	1,167
772	*	Alleghany Corp	259
1,767		Allied World Assurance Co Holdings Ltd	139
23,256		Allstate Corp	934
3,620		American Equity Investment Life Holding Co	44
3,560		American Financial Group, Inc	141
30,566	*	American International Group, Inc	1,079
355		American National Insurance Co	24
622	*	American Safety Insurance Holdings Ltd	12
915	*	Amerisafe, Inc	25
1,319	e	Amtrust Financial Services, Inc	38
15,446		Aon plc	859
6,213	*	Arch Capital Group Ltd	273
1,252		Argo Group International Holdings Ltd	42
5,455		Arthur J. Gallagher & Co	189
3,581		Aspen Insurance Holdings Ltd	115
3,641		Assurant, Inc	126
7,819		Assured Guaranty Ltd	111
5,327		Axis Capital Holdings Ltd	185
422		Baldwin & Lyons, Inc (Class B)	10
84,256	*	Berkshire Hathaway, Inc (Class B)	7,558
5,834		Brown & Brown, Inc	149
12,813		Chubb Corp	965
6,937		Cincinnati Financial Corp	272
2,162	*	Citizens, Inc (Class A)	24
1,391		CNA Financial Corp	39
11,225		Conseco, Inc	105
1,190		Crawford & Co (Class B)	9
406		Donegal Group, Inc (Class A)	6
309		Eastern Insurance Holdings, Inc	5
844	*	eHealth, Inc	23
168		EMC Insurance Group, Inc	4
1,950		Employers Holdings, Inc	40
2,054		Endurance Specialty Holdings Ltd	82
413	*	Enstar Group Ltd	46
1,505		Erie Indemnity Co (Class A)	104
2,425		Everest Re Group Ltd	267
441		FBL Financial Group, Inc (Class A)	15
10,562		Fidelity National Title Group, Inc (Class A)	249
5,150		First American Financial Corp	124

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

23,919	*	Genworth Financial, Inc (Class A)	$180
1,491	*	Greenlight Capital Re Ltd (Class A)	34
368	*	Hallmark Financial Services	3
2,267		Hanover Insurance Group, Inc	88
20,670		Hartford Financial Services Group, Inc	464
4,914		HCC Insurance Holdings, Inc	183
2,378	*	Hilltop Holdings, Inc	32
366	e	Homeowners Choice, Inc	8
2,010		Horace Mann Educators Corp	40
392		Independence Holding Co	4
632		Infinity Property & Casualty Corp	37
212		Kansas City Life Insurance Co	8
2,516		Kemper Corp	74
13,510		Lincoln National Corp	350
14,433		Loews Corp	588
2,909		Maiden Holdings Ltd	27
430	*	Markel Corp	186
25,866		Marsh & McLennan Cos, Inc	892
4,600		Max Capital Group Ltd	130
6,479	*e	MBIA, Inc	51
2,850		Meadowbrook Insurance Group, Inc	16
1,373		Mercury General Corp	54
40,269		Metlife, Inc	1,326
3,129		Montpelier Re Holdings Ltd	72
2,320	*e	National Financial Partners Corp	40
224		National Interstate Corp	6
106		National Western Life Insurance Co (Class A)	17
636	*	Navigators Group, Inc	32
12,729		Old Republic International Corp	136
1,314		OneBeacon Insurance Group Ltd (Class A)	18
3,140		PartnerRe Ltd	253
354	*	Phoenix Cos, Inc	9
1,669		Platinum Underwriters Holdings Ltd	77
1,054		Primerica, Inc	32
14,206		Principal Financial Group	405
2,588		ProAssurance Corp	109
28,885		Progressive Corp	609
3,883		Protective Life Corp	111
22,241		Prudential Financial, Inc	1,186
3,586		Reinsurance Group of America, Inc (Class A)	192
2,404		RenaissanceRe Holdings Ltd	195
807		RLI Corp	52
678		Safety Insurance Group, Inc	31
999		SeaBright Insurance Holdings, Inc	11
2,700		Selective Insurance Group, Inc	52
2,158		Stancorp Financial Group, Inc	79
913		State Auto Financial Corp	14
1,214	e	Stewart Information Services Corp	32
3,790		Symetra Financial Corp	49
4,857		Torchmark Corp	251
1,864		Tower Group, Inc	33
18,302		Travelers Cos, Inc	1,314
746	*	United America Indemnity Ltd	17
1,337		United Fire & Casualty Co	29
587		Universal Insurance Holdings, Inc	3
13,888		UnumProvident Corp	289
4,375		Validus Holdings Ltd	151
5,001		W.R. Berkley Corp	189
288		White Mountains Insurance Group Ltd	148
14,847		XL Capital Ltd	372

		TOTAL INSURANCE	28,531

MATERIALS - 4.0%
1,430		A. Schulman, Inc	41
428	*	ADA-ES, Inc	7
226	*	AEP Industries, Inc	13
10,014		Air Products & Chemicals, Inc	841
3,339		Airgas, Inc	305
5,809		AK Steel Holding Corp	27
4,328		Albemarle Corp	269
51,793		Alcoa, Inc	450

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,197		Allegheny Technologies, Inc	$158
4,499	*	Allied Nevada Gold Corp	136
1,252		AMCOL International Corp	38
1,339		American Vanguard Corp	42
3,092		Aptargroup, Inc	148
970	*	Arabian American Development Co	8
3,647		Ashland, Inc	293
1,365		Balchem Corp	50
7,612		Ball Corp	341
4,932		Bemis Co, Inc	165
5,292		Boise, Inc	42
986		Brush Engineered Materials, Inc	25
1,757		Buckeye Technologies, Inc	50
3,089		Cabot Corp	123
2,978	*	Calgon Carbon Corp	42
2,161		Carpenter Technology Corp	112
1,087	*e	Castle (A.M.) & Co	16
7,589		Celanese Corp (Series A)	338
1,164	*	Century Aluminum Co	10
3,100		CF Industries Holdings, Inc	630
340		Chase Corp	6
3,627	*	Chemtura	77
1,060	*	Clearwater Paper Corp	42
6,623		Cleveland-Cliffs, Inc	255
4,438	*	Coeur d’Alene Mines Corp	109
5,606		Commercial Metals Co	83
1,615		Compass Minerals International, Inc	121
7,232	*	Crown Holdings, Inc	266
2,235		Cytec Industries, Inc	154
567		Deltic Timber Corp	40
1,790		Domtar Corp	150
56,832		Dow Chemical Co	1,837
44,313		Du Pont (E.I.) de Nemours & Co	1,993
2,311		Eagle Materials, Inc	135
7,247		Eastman Chemical Co	493
12,249		Ecolab, Inc	881
174	*	Ferro Corp	1
2,562	*	Flotek Industries, Inc	31
6,346		FMC Corp	371
45,268		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,548
954		FutureFuel Corp	11
2,908	*	General Moly, Inc	12
1,622		Georgia Gulf Corp	67
2,058		Glatfelter	36
2,943		Globe Specialty Metals, Inc	40
2,517	*e	Gold Reserve, Inc	8
1,426		Gold Resource Corp	22
1,121	*e	Golden Minerals Co	5
12,807	*e	Golden Star Resources Ltd	24
8,058	*	Graphic Packaging Holding Co	52
1,531		Greif, Inc (Class A)	68
2,421		H.B. Fuller Co	84
459		Hawkins, Inc	18
510		Haynes International, Inc	26
2,769	*	Headwaters, Inc	24
14,157	e	Hecla Mining Co	83
2,056	*	Horsehead Holding Corp	21
9,393		Huntsman Corp	149
1,126		Innophos Holdings, Inc	52
1,190		Innospec, Inc	41
3,944		International Flavors & Fragrances, Inc	262
20,651		International Paper Co	823
2,641		Intrepid Potash, Inc	56
620		Kaiser Aluminum Corp	38
2,023		Kapstone Paper and Packaging Corp	45
329		KMG Chemicals, Inc	6
1,077		Koppers Holdings, Inc	41
1,610	*	Kraton Polymers LLC	39
1,114	e	Kronos Worldwide, Inc	22
1,289	*	Landec Corp	12
6,361	*	Louisiana-Pacific Corp	123
901	*	LSB Industries, Inc	32

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

15,227		LyondellBasell Industries AF S.C.A	$869
2,227	e	Martin Marietta Materials, Inc	210
10,533	*e	McEwen Mining, Inc	40
8,015		MeadWestvaco Corp	255
566		Metals USA Holdings Corp	10
3,984	*e	Midway Gold Corp	6
1,724		Minerals Technologies, Inc	69
3,207	*e	Molycorp, Inc	30
25,215		Monsanto Co	2,387
14,073		Mosaic Co	797
1,570		Myers Industries, Inc	24
1,075		Neenah Paper, Inc	31
426		NewMarket Corp	112
23,228		Newmont Mining Corp	1,079
1,121		Noranda Aluminium Holding Corp	7
14,897		Nucor Corp	643
3,909		Olin Corp	84
529		Olympic Steel, Inc	12
1,636	*	OM Group, Inc	36
2,250	*	Omnova Solutions, Inc	16
8,024	*	Owens-Illinois, Inc	171
4,762		Packaging Corp of America	183
5,999	*e	Paramount Gold and Silver Corp	14
4,328		PolyOne Corp	88
7,210		PPG Industries, Inc	976
14,050		Praxair, Inc	1,538
610		Quaker Chemical Corp	33
3,642		Reliance Steel & Aluminum Co	226
2,728	*e	Resolute Forest Products	36
1,196	*	Revett Minerals, Inc	3
3,169		Rock-Tenn Co (Class A)	222
3,120		Rockwood Holdings, Inc	154
2,652		Royal Gold, Inc	216
6,377		RPM International, Inc	187
1,496	*	RTI International Metals, Inc	41
1,183		Schnitzer Steel Industries, Inc (Class A)	36
1,524		Schweitzer-Mauduit International, Inc	59
2,024		Scotts Miracle-Gro Co (Class A)	89
8,412		Sealed Air Corp	147
2,432		Sensient Technologies Corp	87
4,071		Sherwin-Williams Co	626
5,648		Sigma-Aldrich Corp	416
2,380		Silgan Holdings, Inc	99
4,578		Sonoco Products Co	136
8,059		Southern Copper Corp (NY)	305
1,508	*	Spartech Corp	14
10,635		Steel Dynamics, Inc	146
834		Stepan Co	46
5,644	*	Stillwater Mining Co	72
2,858	*	SunCoke Energy, Inc	45
3,933	*	Tahoe Resources, Inc	72
1,109	*e	Texas Industries, Inc	57
1,281		Tredegar Corp	26
260	*	UFP Technologies, Inc	5
66	*	United States Lime & Minerals, Inc	3
6,927	e	United States Steel Corp	165
391	*	Universal Stainless & Alloy	14
2,645	*e	US Antimony Corp	5
910	e	US Silica Holdings Inc	15
4,475		Valspar Corp	279
3,459	*e	Vista Gold Corp	9
5,949		Vulcan Materials Co	310
2,588		Walter Energy, Inc	93
2,666		Wausau Paper Corp	23
893	e	Westlake Chemical Corp	71
297	*	WHX Corp	4
2,539		Worthington Industries, Inc	66
3,554	*	WR Grace & Co	239
1,145		Zep, Inc	17
1,635	*e	Zoltek Cos, Inc	13

		TOTAL MATERIALS	30,269

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

MEDIA - 3.6%
2,662	*	AMC Networks, Inc	$132
1,425		Arbitron, Inc	67
4,724		Belo (A.H.) Corp (Class A)	36
10,515		Cablevision Systems Corp (Class A)	157
852	*	Carmike Cinemas, Inc	13
30,859		CBS Corp (Class B)	1,174
1,854	*	Central European Media Enterprises Ltd (Class A) Nasdaq	11
2,365	*	Charter Communications, Inc	180
5,586		Cinemark Holdings, Inc	145
2,051		Clear Channel Outdoor Holdings, Inc (Class A)	14
127,447		Comcast Corp (Class A)	4,764
1,802	*e	Crown Media Holdings, Inc (Class A)	3
1,191	*	Cumulus Media, Inc (Class A)	3
1,322	*e	Digital Generation, Inc	14
28,450	*	DIRECTV	1,427
12,010	*	Discovery Communications, Inc (Class A)	762
9,460		DISH Network Corp (Class A)	344
3,294	*e	DreamWorks Animation SKG, Inc (Class A)	55
1,252	*	Entercom Communications Corp (Class A)	9
2,637		Entravision Communications Corp (Class A)	4
1,802	*	EW Scripps Co (Class A)	19
354		Fisher Communications, Inc	10
11,396		Gannett Co, Inc	205
629	*	Global Sources Ltd	4
2,075		Harte-Hanks, Inc	12
21,335		Interpublic Group of Cos, Inc	235
2,263		John Wiley & Sons, Inc (Class A)	88
2,807	*	Journal Communications, Inc (Class A)	15
3,750	*	Lamar Advertising Co (Class A)	145
12,437	*	Liberty Global, Inc (Class A)	783
5,113	*	Liberty Interactive LLC	593
1,798	*	Lin TV Corp (Class A)	14
4,138	*e	Lions Gate Entertainment Corp	68
7,613	*	Live Nation, Inc	71
2,849	*	Madison Square Garden, Inc	126
1,522	*e	Martha Stewart Living Omnimedia, Inc (Class A)	4
3,219	*e	McClatchy Co (Class A)	11
13,221		McGraw-Hill Cos, Inc	723
1,288		MDC Partners, Inc	15
1,763	e	Meredith Corp	61
1,117		Morningstar, Inc	70
2,714		National CineMedia, Inc	38
6,951	*	New York Times Co (Class A)	59
98,693		News Corp (Class A)	2,521
542	*	Nexstar Broadcasting Group, Inc (Class A)	6
12,814		Omnicom Group, Inc	640
660		Outdoor Channel Holdings, Inc	5
3,876	*e	Pandora Media, Inc	36
490	*	ReachLocal, Inc	6
787	*	Reading International, Inc	5
4,340	e	Regal Entertainment Group (Class A)	61
475	*	Rentrak Corp	9
162		Saga Communications, Inc	8
1,378		Scholastic Corp	41
3,863		Scripps Networks Interactive (Class A)	224
3,111		Sinclair Broadcast Group, Inc (Class A)	39
178,607	e	Sirius XM Radio, Inc	516
17,452	e	Thomson Corp	507
14,846		Time Warner Cable, Inc	1,443
45,372		Time Warner, Inc	2,170
2,076	*e	Valassis Communications, Inc	54
98	e	Value Line, Inc	1
24,832		Viacom, Inc (Class B)	1,310
13,029	e	Virgin Media, Inc	479
84,815		Walt Disney Co	4,223
163		Washington Post Co (Class B)	60
1,281		World Wrestling Entertainment, Inc (Class A)	10

		TOTAL MEDIA	27,057

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
1,983	*	Achillion Pharmaceuticals, Inc	$16
2,044	*	Acorda Therapeutics, Inc	51
1,053	*e	Aegerion Pharmaceuticals, Inc	27
1,787	*	Affymax, Inc	34
4,200	*e	Affymetrix, Inc	13
1,108	*e	Agenus, Inc	5
16,312		Agilent Technologies, Inc	668
2,860	*	Akorn, Inc	38
9,333	*	Alexion Pharmaceuticals, Inc	876
5,952	*	Alkermes plc	110
14,350		Allergan, Inc	1,316
2,039	*	Alnylam Pharmaceuticals, Inc	37
1,109	*	AMAG Pharmaceuticals, Inc	16
36,706		Amgen, Inc	3,169
1,454	*	Amicus Therapeutics, Inc	4
1,022	*e	Ampio Pharmaceuticals, Inc	4
9,609	*e	Arena Pharmaceuticals, Inc	87
8,049	*	Ariad Pharmaceuticals, Inc	154
2,640	*	Arqule, Inc	7
3,660	*	Array Biopharma, Inc	14
2,656	*	Astex Pharmaceuticals	8
2,455	*	Auxilium Pharmaceuticals, Inc	45
6,354	*e	AVANIR Pharmaceuticals, Inc	17
1,870	*e	AVEO Pharmaceuticals, Inc	15
2,465	*e	BioCryst Pharmaceuticals, Inc	3
11,349	*	Biogen Idec, Inc	1,665
5,931	*	BioMarin Pharmaceuticals, Inc	292
983	*	Bio-Rad Laboratories, Inc (Class A)	103
215	*	Biospecifics Technologies Corp	3
1,108	*e	Biotime, Inc	3
79,612		Bristol-Myers Squibb Co	2,595
4,265	*	Bruker BioSciences Corp	65
1,890	*e	Cadence Pharmaceuticals, Inc	9
1,815	*	Cambrex Corp	21
21,028	*	Celgene Corp	1,655
2,900	*	Celldex Therapeutics, Inc	19
3,195	*	Cepheid, Inc	108
2,389	*	Charles River Laboratories International, Inc	90
669	*e	Clovis Oncology, Inc	11
442	*	Codexis, Inc	1
1,326	*e	Corcept Therapeutics, Inc	2
318	*	Cornerstone Therapeutics, Inc	2
2,667	*	Covance, Inc	154
3,083	*	Cubist Pharmaceuticals, Inc	130
3,574	*	Curis, Inc	12
2,389	*e	Cytori Therapeutics, Inc	7
7,690	*e	Dendreon Corp	41
2,984	*	Depomed, Inc	18
2,207	*e	Discovery Laboratories, Inc	5
4,970	*	Dyax Corp	17
5,402	*e	Dynavax Technologies Corp	15
48,568		Eli Lilly & Co	2,395
1,234	*	Emergent Biosolutions, Inc	20
5,765	*	Endo Pharmaceuticals Holdings, Inc	151
1,449	*	Endocyte, Inc	13
2,632		Enzon Pharmaceuticals, Inc	12
2,644	*	Exact Sciences Corp	28
6,457	*e	Exelixis, Inc	30
989	*	Fluidigm Corp	14
12,917	*	Forest Laboratories, Inc	456
512	*	Furiex Pharmaceuticals Inc	10
810	*e	Genomic Health, Inc	22
6,445	*	Geron Corp	9
35,711	*	Gilead Sciences, Inc	2,623
971	*	GTx, Inc	4
3,942	*	Halozyme Therapeutics, Inc	26
1,104	*	Harvard Bioscience, Inc	5
458		Hi-Tech Pharmacal Co, Inc	16
1,073	*e	Horizon Pharma, Inc	2

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

8,023	*	Hospira, Inc	$251
3,653	*	Idenix Pharmaceuticals, Inc	18
5,845	*e	Illumina, Inc	325
1,963	*e	ImmunoCellular Therapeutics Ltd	4
3,568	*e	Immunogen, Inc	45
3,543	*e	Immunomedics, Inc	10
3,365	*	Impax Laboratories, Inc	69
4,807	*e	Incyte Corp	80
1,026	*	Infinity Pharmaceuticals, Inc	36
3,158	*e	InterMune, Inc	31
3,659	*	Ironwood Pharmaceuticals, Inc	41
5,202	*e	Isis Pharmaceuticals, Inc	54
1,109	*	Jazz Pharmaceuticals plc	59
129,991		Johnson & Johnson	9,112
2,721	*e	Keryx Biopharmaceuticals, Inc	7
832	*	Lannett Co, Inc	4
10,577	*	Lexicon Pharmaceuticals, Inc	23
8,438	*	Life Technologies Corp	414
925	*	Ligand Pharmaceuticals, Inc (Class B)	19
2,138	*	Luminex Corp	36
5,511	*	MannKind Corp	13
1,093	*e	MAP Pharmaceuticals, Inc	17
1,801		Maxygen, Inc	4
2,495	*	Medicines Co	60
3,516	*	Medivation, Inc	180
143,853		Merck & Co, Inc	5,889
720	*e	Merrimack Pharmaceuticals, Inc	4
1,482	*	Mettler-Toledo International, Inc	286
2,284	*	Momenta Pharmaceuticals, Inc	27
19,076	*	Mylan Laboratories, Inc	524
4,133	*	Myriad Genetics, Inc	113
5,532	*	Nektar Therapeutics	41
3,256	*	Neurocrine Biosciences, Inc	24
629	*e	NewLink Genetics Corp	8
4,336	*e	Novavax, Inc	8
4,176	*	NPS Pharmaceuticals, Inc	38
1,070	*	Obagi Medical Products, Inc	15
1,112	*e	Omeros Corp	6
511	*	OncoGenex Pharmaceutical, Inc	7
2,102	*e	Oncothyreon, Inc	4
3,107	*	Onyx Pharmaceuticals, Inc	235
4,791	*e	Opko Health, Inc	23
1,463	*e	Optimer Pharmaceuticals, Inc	13
2,988	*e	Orexigen Therapeutics, Inc	16
807	*e	Osiris Therapeutics, Inc	7
1,723	*	Pacific Biosciences of California, Inc	3
915	*e	Pacira Pharmaceuticals, Inc	16
1,792		Pain Therapeutics, Inc	5
2,917	*	Parexel International Corp	86
5,458	e	PDL BioPharma, Inc	38
5,182		PerkinElmer, Inc	164
4,034		Perrigo Co	420
354,372		Pfizer, Inc	8,888
2,485	*	Pharmacyclics, Inc	144
1,425	*	Pozen, Inc	7
1,419	*	Progenics Pharmaceuticals, Inc	4
11,425	*	Qiagen N.V. (NASDAQ)	207
2,696	e	Questcor Pharmaceuticals, Inc	72
2,377	*e	Raptor Pharmaceutical Corp	14
3,754	*	Regeneron Pharmaceuticals, Inc	642
1,493	*	Repligen Corp	9
714	*e	Repros Therapeutics, Inc	11
3,471	*	Rigel Pharmaceuticals, Inc	23
345	*	Sagent Pharmaceuticals	6
3,014	*	Salix Pharmaceuticals Ltd	122
2,157	*e	Sangamo Biosciences, Inc	13
2,882	*	Santarus, Inc	32
2,738	*	Sciclone Pharmaceuticals, Inc	12
4,880	*e	Seattle Genetics, Inc	113
4,993	*e	Sequenom, Inc	24
1,470	*	SIGA Technologies, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,652	e	Spectrum Pharmaceuticals, Inc	$30
620	*	Sucampo Pharmaceuticals, Inc (Class A)	3
445	*	Synageva BioPharma Corp	21
2,003	*e	Synergy Pharmaceuticals, Inc	11
1,821	*e	Synta Pharmaceuticals Corp	16
1,257	*	Targacept, Inc	6
1,792		Techne Corp	122
2,889	*	Theravance, Inc	64
17,450		Thermo Electron Corp	1,113
764	*e	Threshold Pharmaceuticals, Inc	3
1,207	*e	Trius Therapeutics, Inc	6
2,600	*	United Therapeutics Corp	139
1,501	*	Vanda Pharmaceuticals, Inc	6
579	*e	Ventrus Biosciences, Inc	1
9,767	*	Vertex Pharmaceuticals, Inc	410
3,055	*	Vical, Inc	9
3,526	*	Viropharma, Inc	80
4,844	*e	Vivus, Inc	65
8,140		Warner Chilcott plc	98
4,270	*	Waters Corp	372
6,142	*	Watson Pharmaceuticals, Inc	528
1,508	*	Xenoport, Inc	12
3,261	*e	XOMA Corp	8
2,912	*e	ZIOPHARM Oncology, Inc	12

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	52,027

REAL ESTATE - 3.7%
2,117		Acadia Realty Trust	53
755		AG Mortgage Investment Trust	18
505		Agree Realty Corp	14
2,122	*	Alexander & Baldwin, Inc	62
104		Alexander’s, Inc	34
2,762		Alexandria Real Estate Equities, Inc	191
21,441		AMB Property Corp	782
1,470		American Assets Trust,Inc	41
3,566		American Campus Communities, Inc	165
16,723		American Capital Agency Corp	484
1,755		American Capital Mortgage, Inc	41
7,707		American Realty Capital Trust, Inc	89
18,677		American Tower Corp	1,443
47,329		Annaly Capital Management, Inc	664
6,519		Anworth Mortgage Asset Corp	38
6,369		Apartment Investment & Management Co (Class A)	172
867		Apollo Commercial Real Estate Finance, Inc	14
378		Ares Commercial Real Estate Corp	6
8,634		ARMOUR Residential REIT, Inc	56
2,185		Ashford Hospitality Trust, Inc	23
2,073		Associated Estates Realty Corp	33
454	*	AV Homes, Inc	6
5,461		AvalonBay Communities, Inc	740
7,506		BioMed Realty Trust, Inc	145
7,112		Boston Properties, Inc	753
7,051		Brandywine Realty Trust	86
3,765		BRE Properties, Inc (Class A)	191
3,896		Camden Property Trust	266
1,900		Campus Crest Communities, Inc	23
3,499		Capital Lease Funding, Inc	19
4,568		Capstead Mortgage Corp	52
7,851		CBL & Associates Properties, Inc	167
15,262	*	CBRE Group, Inc	304
2,712		Cedar Shopping Centers, Inc	14
464		Chatham Lodging Trust	7
1,642		Chesapeake Lodging Trust	34
43,123		Chimera Investment Corp	113
4,203		Colonial Properties Trust	90
1,674		Colony Financial, Inc	33
378		Consolidated-Tomoka Land Co	12
800		Coresite Realty	22
3,601		Corporate Office Properties Trust	90
4,773		Cousins Properties, Inc	40
2,905		CreXus Investment Corp	36

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,967		CubeSmart	$87
6,010		CYS Investments, Inc	71
12,464		DCT Industrial Trust, Inc	81
10,697		DDR Corp	168
8,158		DiamondRock Hospitality Co	73
5,356		Digital Realty Trust, Inc	364
6,476		Douglas Emmett, Inc	151
12,782		Duke Realty Corp	177
2,984		DuPont Fabros Technology, Inc	72
2,653		Dynex Capital, Inc	25
1,377		EastGroup Properties, Inc	74
4,615		Education Realty Trust, Inc	49
2,472		Entertainment Properties Trust	114
2,004		Equity Lifestyle Properties, Inc	135
2,651		Equity One, Inc	56
14,607		Equity Residential	828
1,710		Essex Property Trust, Inc	251
1,621		Excel Trust, Inc	21
4,748		Extra Space Storage, Inc	173
3,147		Federal Realty Investment Trust	327
6,309	*	FelCor Lodging Trust, Inc	29
4,317	*	First Industrial Realty Trust, Inc	61
2,547		First Potomac Realty Trust	31
6,922	*	Forest City Enterprises, Inc (Class A)	112
1,790	*	Forestar Real Estate Group, Inc	31
3,639		Franklin Street Properties Corp	45
25,599		General Growth Properties, Inc	508
1,193		Getty Realty Corp	22
498		Gladstone Commercial Corp	9
6,781		Glimcher Realty Trust	75
1,811		Government Properties Income Trust	43
2,207	*	Gramercy Capital Corp	6
58		Gyrodyne Co of America, Inc	4
4,762		Hatteras Financial Corp	118
20,381		HCP, Inc	921
12,128		Health Care REIT, Inc	743
3,664		Healthcare Realty Trust, Inc	88
8,372		Hersha Hospitality Trust	42
3,786		Highwoods Properties, Inc	127
2,366		Home Properties, Inc	145
6,635		Hospitality Properties Trust	155
34,558		Host Marriott Corp	542
1,158	*	Howard Hughes Corp	85
4,076		HRPT Properties Trust	65
1,747		Hudson Pacific Properties	37
4,699		Inland Real Estate Corp	39
5,622		Invesco Mortgage Capital, Inc	111
3,940		Investors Real Estate Trust	34
4,086	*	iStar Financial, Inc	33
2,166		Jones Lang LaSalle, Inc	182
1,173		Kennedy-Wilson Holdings, Inc	16
3,326		Kilroy Realty Corp	158
19,779		Kimco Realty Corp	382
2,891		Kite Realty Group Trust	16
4,298		LaSalle Hotel Properties	109
6,009		Lexington Corporate Properties Trust	63
5,687		Liberty Property Trust	203
1,483		LTC Properties, Inc	52
6,443		Macerich Co	376
4,389		Mack-Cali Realty Corp	115
6,789		Medical Properties Trust, Inc	81
18,015		MFA Mortgage Investments, Inc	146
1,993		Mid-America Apartment Communities, Inc	129
2,597		Monmouth Real Estate Investment Corp (Class A)	27
1,100		National Health Investors, Inc	62
5,342		National Retail Properties, Inc	167
824		New York Mortgage Trust, Inc	5
3,670		NorthStar Realty Finance Corp	26
2,098		NRDC Acquisition Corp	27
5,124		Omega Healthcare Investors, Inc	122
567		One Liberty Properties, Inc	12
946		Parkway Properties, Inc	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,560		Pebblebrook Hotel Trust	$59
2,924		Pennsylvania Real Estate Investment Trust	52
1,391		Pennymac Mortgage Investment Trust	35
8,735		Piedmont Office Realty Trust, Inc	158
7,839		Plum Creek Timber Co, Inc	348
2,631		Post Properties, Inc	131
2,094		Potlatch Corp	82
903		PS Business Parks, Inc	59
6,876		Public Storage, Inc	997
1,737		RAIT Investment Trust	10
1,967		Ramco-Gershenson Properties	26
5,944		Rayonier, Inc	308
2,360	*	Realogy Holdings Corp	99
5,513		Realty Income Corp	222
4,253		Redwood Trust, Inc	72
4,546		Regency Centers Corp	214
4,090		Resource Capital Corp	23
4,138		Retail Properties of America, Inc	50
5,176		RLJ Lodging Trust	100
1,067		Rouse Properties, Inc	18
1,532		Ryman Hospitality Properties	59
1,780		Sabra Healthcare REIT, Inc	39
330		Saul Centers, Inc	14
7,899		Senior Housing Properties Trust	187
14,685		Simon Property Group, Inc	2,322
4,148		SL Green Realty Corp	318
1,406		Sovran Self Storage, Inc	87
2,545	*e	St. Joe Co	59
1,183		STAG Industrial, Inc	21
5,639		Starwood Property Trust, Inc	129
8,848	*	Strategic Hotels & Resorts, Inc	57
1,510		Summit Hotel Properties, Inc	14
1,288		Sun Communities, Inc	51
6,003	*	Sunstone Hotel Investors, Inc	64
4,492		Tanger Factory Outlet Centers, Inc	154
2,937		Taubman Centers, Inc	231
790	*	Tejon Ranch Co	22
400		Terreno Realty Corp	6
1,552		Thomas Properties Group, Inc	8
10,384		Two Harbors Investment Corp	115
12,006		UDR, Inc	286
507		UMH Properties, Inc	5
575		Universal Health Realty Income Trust	29
1,407		Urstadt Biddle Properties, Inc (Class A)	28
14,038		Ventas, Inc	909
8,538		Vornado Realty Trust	684
3,217		Washington Real Estate Investment Trust	84
5,688		Weingarten Realty Investors	152
380		Western Asset Mortgage Capital Corp	8
26,107		Weyerhaeuser Co	726
490		Whitestone REIT	7
1,412		Winthrop Realty Trust	16
153	*e	Zillow, Inc	4

		TOTAL REAL ESTATE	27,671

RETAILING - 4.2%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	5
3,691		Aaron’s, Inc	104
3,975		Abercrombie & Fitch Co (Class A)	191
3,568		Advance Auto Parts, Inc	258
3,935	*	Aeropostale, Inc	51
17,145	*	Amazon.com, Inc	4,306
9,508		American Eagle Outfitters, Inc	195
580	*	America’s Car-Mart, Inc	24
2,306	*	Ann Taylor Stores Corp	78
1,365	*	Asbury Automotive Group, Inc	44
5,511	*	Ascena Retail Group, Inc	102
1,206	*	Audiovox Corp (Class A)	8
1,684	*	Autonation, Inc	67
1,789	*	Autozone, Inc	634
1,455	*e	Barnes & Noble, Inc	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,533		Bebe Stores, Inc	$6
11,092	*	Bed Bath & Beyond, Inc	620
13,067		Best Buy Co, Inc	155
1,412		Big 5 Sporting Goods Corp	19
2,772	*	Big Lots, Inc	79
672	*e	Blue Nile, Inc	26
578	*	Body Central Corp	6
447		Bon-Ton Stores, Inc	5
2,300		Brown Shoe Co, Inc	42
1,313	e	Buckle, Inc	59
2,257	*	Cabela’s, Inc	94
10,635	*	Carmax, Inc	399
2,260	*	Casual Male Retail Group, Inc	9
966		Cato Corp (Class A)	27
8,131		Chico’s FAS, Inc	150
1,035	*	Children’s Place Retail Stores, Inc	46
836	*	Citi Trends, Inc	12
679	*e	Conn’s, Inc	21
638		Core-Mark Holding Co, Inc	30
476		Destination Maternity Corp	10
4,508		Dick’s Sporting Goods, Inc	205
1,493		Dillard’s, Inc (Class A)	125
8,650	*	Dollar General Corp	381
10,946	*	Dollar Tree, Inc	444
1,596		DSW, Inc (Class A)	105
4,250		Expedia, Inc	261
4,341	*	Express Parent LLC	66
4,474		Family Dollar Stores, Inc	284
2,617		Finish Line, Inc (Class A)	50
380	*e	Five Below, Inc	12
7,370		Foot Locker, Inc	237
1,694	*e	Francesca’s Holdings Corp	44
1,790		Fred’s, Inc (Class A)	24
6,254	e	GameStop Corp (Class A)	157
13,938		Gap, Inc	433
1,189	*	Genesco, Inc	65
7,329		Genuine Parts Co	466
3,592		GNC Holdings, Inc	120
410	*	Gordmans Stores, Inc	6
1,038		Group 1 Automotive, Inc	64
2,132	*e	Groupon, Inc	10
3,144		Guess?, Inc	77
1,232		Haverty Furniture Cos, Inc	20
892	*e	HHgregg, Inc	6
1,197	*	Hibbett Sports, Inc	63
72,630		Home Depot, Inc	4,492
1,550	*e	HomeAway, Inc	34
2,222		Hot Topic, Inc	21
1,773		HSN, Inc	98
7,757	e	JC Penney Co, Inc	153
1,086	*	JOS A Bank Clothiers, Inc	46
891	*	Kirkland’s, Inc	9
11,623		Kohl’s Corp	500
25,849	*	Liberty Media Holding Corp (Interactive A)	509
1,809	*	Liberty Ventures	123
11,391		Limited Brands, Inc	536
1,111		Lithia Motors, Inc (Class A)	42
14,256	*	LKQ Corp	301
53,015		Lowe’s Companies, Inc	1,883
1,342	*	Lumber Liquidators, Inc	71
19,760		Macy’s, Inc	771
1,129	*	MarineMax, Inc	10
534	*e	Mattress Firm Holding Corp	13
2,482		Men’s Wearhouse, Inc	77
1,144	e	Monro Muffler, Inc	40
2,655	*e	NetFlix, Inc	246
888	*	New York & Co, Inc	3
7,512		Nordstrom, Inc	402
1,665		Nutri/System, Inc	14
6,966	*	Office Depot, Inc	23
943		OfficeMax, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,309	*	Orbitz Worldwide, Inc	$4
5,526	*	O’Reilly Automotive, Inc	494
840	*	Overstock.com, Inc	12
2,064		Penske Auto Group, Inc	62
2,583		PEP Boys - Manny Moe & Jack	25
1,182		PetMed Express, Inc	13
4,950		Petsmart, Inc	338
4,168		Pier 1 Imports, Inc	83
2,359	*	Priceline.com, Inc	1,465
5,358	e	RadioShack Corp	11
2,805		Rent-A-Center, Inc	96
10,702		Ross Stores, Inc	580
769	*	Rue21, Inc	22
5,305	*e	Saks, Inc	56
7,516	*	Sally Beauty Holdings, Inc	177
1,774	*e	Sears Holdings Corp	73
2,283	*	Select Comfort Corp	60
775		Shoe Carnival, Inc	16
1,725	*	Shutterfly, Inc	52
3,767		Signet Jewelers Ltd	201
2,027		Sonic Automotive, Inc (Class A)	42
210	*	Sourceforge, Inc	3
1,474		Stage Stores, Inc	37
33,467		Staples, Inc	382
1,440		Stein Mart, Inc	11
461		Systemax, Inc	4
31,118		Target Corp	1,841
448	*e	Teavana Holdings, Inc	7
5,956		Tiffany & Co	342
432	*	Tilly’s, Inc	6
34,792		TJX Companies, Inc	1,477
3,499		Tractor Supply Co	309
3,967	*	TripAdvisor, Inc	166
1,789	*	Tuesday Morning Corp	11
3,056		Ulta Salon Cosmetics & Fragrance, Inc	300
5,178	*	Urban Outfitters, Inc	204
658	*	US Auto Parts Network, Inc	1
1,052	*e	Vitacost.com, Inc	7
1,434	*	Vitamin Shoppe, Inc	82
640	*	West Marine, Inc	7
5,043	*	Wet Seal, Inc (Class A)	14
1,736	*	WEX, Inc	131
4,298		Williams-Sonoma, Inc	188
133		Winmark Corp	8
1,062	*e	Zumiez, Inc	21

		TOTAL RETAILING	31,496

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
2,226	*	Advanced Energy Industries, Inc	31
23,029	*e	Advanced Micro Devices, Inc	55
844	*	Alpha & Omega Semiconductor Ltd	7
15,516		Altera Corp	534
3,904	*e	Amkor Technology, Inc	17
3,097	*	Anadigics, Inc	8
13,788		Analog Devices, Inc	580
60,527		Applied Materials, Inc	692
3,650	*	Applied Micro Circuits Corp	31
19,968	*	Atmel Corp	131
1,604	*	ATMI, Inc	33
11,387		Avago Technologies Ltd	360
5,359	*	Axcelis Technologies, Inc	7
1,469	*	AXT, Inc	4
26,114		Broadcom Corp (Class A)	867
3,308		Brooks Automation, Inc	27
806		Cabot Microelectronics Corp	29
2,448	*	Cavium Networks, Inc	76
1,230	*	Ceva, Inc	19
2,833	*	Cirrus Logic, Inc	82
1,302		Cohu, Inc	14
5,075	*e	Cree, Inc	172
1,500	*	Cymer, Inc	136

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,650		Cypress Semiconductor Corp	$83
1,921	*	Diodes, Inc	33
1,224	*	DSP Group, Inc	7
6,714	*	Entegris, Inc	62
4,315	*	Entropic Communications, Inc	23
2,444	*	Exar Corp	22
6,197	*	Fairchild Semiconductor International, Inc	89
2,676	*e	First Solar, Inc	83
2,618	*	Formfactor, Inc	12
2,182	*e	Freescale Semiconductor Holdings Ltd	24
1,030	*	GSI Technology, Inc	6
3,453	*e	GT Solar International, Inc	10
1,461	*	Hittite Microwave Corp	91
1,024	*	Inphi Corp	10
6,477	*	Integrated Device Technology, Inc	47
1,216	*	Integrated Silicon Solution, Inc	11
238,579		Intel Corp	4,922
643	*	Intermolecular, Inc	6
3,528	*	International Rectifier Corp	63
6,580		Intersil Corp (Class A)	55
1,231		IXYS Corp	11
7,718		Kla-Tencor Corp	369
4,206	*	Kopin Corp	14
8,767	*	Lam Research Corp	317
5,950	*	Lattice Semiconductor Corp	24
11,064		Linear Technology Corp	379
27,928	*	LSI Logic Corp	198
2,408	*	LTX-Credence Corp	16
282	*	MA-COM Technology Solutions	4
22,731		Marvell Technology Group Ltd	165
2,801	*	Mattson Technology, Inc	2
13,778		Maxim Integrated Products, Inc	405
383	*	MaxLinear, Inc	2
5,052	*	MEMC Electronic Materials, Inc	16
2,455		Micrel, Inc	23
9,163		Microchip Technology, Inc	299
42,944	*	Micron Technology, Inc	273
4,543	*	Microsemi Corp	96
1,664	*e	Mindspeed Technologies, Inc	8
2,847	*	MIPS Technologies, Inc	22
2,658		MKS Instruments, Inc	68
1,520		Monolithic Power Systems, Inc	34
1,391	*	MoSys, Inc	5
1,014	*	Nanometrics, Inc	15
1,019	*	NeoPhotonics Corp Ltd	6
258	*	NVE Corp	14
29,569		Nvidia Corp	363
2,767	*	Omnivision Technologies, Inc	39
22,048	*	ON Semiconductor Corp	155
1,181	*	PDF Solutions, Inc	16
1,447	*	Pericom Semiconductor Corp	12
2,703	*	Photronics, Inc	16
1,628	*	PLX Technology, Inc	6
11,786	*	PMC - Sierra, Inc	61
1,292		Power Integrations, Inc	43
5,356	*	Rambus, Inc	26
13,977	*	RF Micro Devices, Inc	63
782	*	Rubicon Technology, Inc	5
1,464	*	Rudolph Technologies, Inc	20
3,192	*	Semtech Corp	92
1,525	*	Sigma Designs, Inc	8
4,055	*	Silicon Image, Inc	20
1,768	*	Silicon Laboratories, Inc	74
8,707	*	Skyworks Solutions, Inc	177
2,527	*	Spansion, Inc	35
1,361	*e	STR Holdings, Inc	3
2,241	*	SunPower Corp	13
493		Supertex, Inc	9
9,372	*	Teradyne, Inc	158
2,769		Tessera Technologies, Inc	45
53,758		Texas Instruments, Inc	1,663

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

8,183	*	Triquint Semiconductor, Inc	$40
928	*	Ultra Clean Holdings	5
1,279	*	Ultratech, Inc	48
1,886	*	Veeco Instruments, Inc	56
1,235	*	Volterra Semiconductor Corp	21
12,413		Xilinx, Inc	446

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	16,094

SOFTWARE & SERVICES - 9.3%
2,523	*	Accelrys, Inc	23
30,310		Accenture plc	2,016
1,925	*	ACI Worldwide, Inc	84
1,874	*e	Active Network, Inc	9
19,562		Activision Blizzard, Inc	208
2,448	*	Actuate Corp	14
3,603	*	Acxiom Corp	63
23,471	*	Adobe Systems, Inc	884
1,656	*	Advent Software, Inc	35
8,306	*	Akamai Technologies, Inc	340
2,359	*	Alliance Data Systems Corp	341
7,726		Amdocs Ltd	263
764		American Software, Inc (Class A)	6
1,747	*e	Angie’s List, Inc	21
4,500	*	Ansys, Inc	303
4,551		AOL, Inc	135
4,286	*	Aspen Technology, Inc	118
11,143	*	Autodesk, Inc	394
22,962		Automatic Data Processing, Inc	1,309
2,248	*e	Bankrate, Inc	28
443	*	Bazaarvoice, Inc	4
2,369		Blackbaud, Inc	54
2,218	*	Blucora, Inc	35
7,419	*	BMC Software, Inc	294
1,196		Booz Allen Hamilton Holding Co	17
1,713	*	Bottomline Technologies, Inc	45
273	*	Brightcove, Inc	2
5,554		Broadridge Financial Solutions, Inc	127
1,345	*e	BroadSoft, Inc	49
16,656		CA, Inc	366
966	*	CACI International, Inc (Class A)	53
13,010	*	Cadence Design Systems, Inc	176
1,555	*e	Callidus Software, Inc	7
540	*e	Carbonite, Inc	5
2,159	*	Cardtronics, Inc	51
480		Cass Information Systems, Inc	20
3,700	*	Ciber, Inc	12
8,787	*	Citrix Systems, Inc	578
643	*m	Clinical Data, Inc	1
14,383	*	Cognizant Technology Solutions Corp (Class A)	1,065
2,159	*	Commvault Systems, Inc	150
7,554		Computer Sciences Corp	303
760	*	Computer Task Group, Inc	14
9,466	*	Compuware Corp	103
1,622	*	comScore, Inc	22
1,059	*	Comverse, Inc	30
2,256	*e	Concur Technologies, Inc	152
1,503	*e	Constant Contact, Inc	21
5,243		Convergys Corp	86
1,648	*	Cornerstone OnDemand, Inc	49
1,288	*	CoStar Group, Inc	115
1,795	*	CSG Systems International, Inc	33
2,053	*	DealerTrack Holdings, Inc	59
1,448	*e	Demand Media, Inc	13
327	*	Demandware, Inc	9
2,464	*	Dice Holdings, Inc	23
2,001	*	Digital River, Inc	29
335		DMRC Corp	7
1,423		DST Systems, Inc	86
5,728		Earthlink, Inc	37
54,608	*	eBay, Inc	2,786

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,521	e	Ebix, Inc	$24
15,461	*	Electronic Arts, Inc	225
1,070	*	Ellie Mae, Inc	30
993	*	Envestnet, Inc	14
1,587		EPIQ Systems, Inc	20
206		ePlus, Inc	9
2,338	*	Equinix, Inc	482
2,804	*	Euronet Worldwide, Inc	66
465	*	ExactTarget, Inc	9
1,144	*	ExlService Holdings, Inc	30
19,789	*	Facebook, Inc	527
2,179		Factset Research Systems, Inc	192
1,607		Fair Isaac Corp	68
2,479	*	FalconStor Software, Inc	6
11,866		Fidelity National Information Services, Inc	413
4,265	*	First American Corp	115
6,423	*	Fiserv, Inc	508
2,362	*	FleetCor Technologies, Inc	127
471		Forrester Research, Inc	13
6,352	*	Fortinet, Inc	134
4,427	*	Gartner, Inc	204
6,359		Genpact Ltd	99
1,221	*em	Gerber Scientific, Inc	0	^
2,712	*	Global Cash Access, Inc	21
4,051		Global Payments, Inc	184
2,157	*e	Glu Mobile, Inc	5
12,290	*	Google, Inc (Class A)	8,718
680	*	Guidance Software, Inc	8
937	*	Guidewire Software, Inc	28
1,547		Hackett Group, Inc	7
1,893		Heartland Payment Systems, Inc	56
1,560	*e	Higher One Holdings, Inc	16
3,483		IAC/InterActiveCorp	165
1,449	*	iGate Corp	23
468	*	Imperva, Inc	15
379	*	Infoblox, Inc	7
5,344	*	Informatica Corp	162
1,066	*	Innodata Isogen, Inc	4
803	*	Interactive Intelligence, Inc	27
3,256	*	Internap Network Services Corp	23
51,598		International Business Machines Corp	9,884
13,696		Intuit, Inc	815
2,611	*	Ipass, Inc	5
2,389		j2 Global, Inc	73
3,917		Jack Henry & Associates, Inc	154
950	*	Jive Software, Inc	14
941		Keynote Systems, Inc	13
1,667	*	Knot, Inc	15
4,117		Lender Processing Services, Inc	101
3,363	*e	Limelight Networks, Inc	7
3,007	*	LinkedIn Corp	345
3,304	*	Lionbridge Technologies	13
1,143	*	Liquidity Services, Inc	47
2,686	*	Liveperson, Inc	35
1,024	*	LogMeIn, Inc	23
716	*e	magicJack VocalTec Ltd	13
738	*	Manhattan Associates, Inc	45
1,171	e	Mantech International Corp (Class A)	30
1,311		Marchex, Inc (Class B)	5
1,092	*	Market Leader, Inc	7
5,138		Mastercard, Inc (Class A)	2,524
1,366		MAXIMUS, Inc	86
4,392	*	Mentor Graphics Corp	75
3,908	*	Micros Systems, Inc	166
357,282		Microsoft Corp	9,550
425	*	MicroStrategy, Inc (Class A)	40
528	*e	Millennial Media, Inc	7
2,352	*	ModusLink Global Solutions, Inc	7
1,065	*	MoneyGram International, Inc	14
1,800		Monotype Imaging Holdings, Inc	29
4,617	*	Monster Worldwide, Inc	26

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,146	*	Move, Inc	$16
1,792	*	Netscout Systems, Inc	47
1,519	*	NetSuite, Inc	102
3,278	*	NeuStar, Inc (Class A)	137
2,186		NIC, Inc	36
11,238	*	Nuance Communications, Inc	251
1,193	*e	OpenTable, Inc	58
181,436		Oracle Corp	6,045
5,816	*	Parametric Technology Corp	131
15,308		Paychex, Inc	477
792	e	Pegasystems, Inc	18
1,252	*	Perficient, Inc	15
603	*	Pervasive Software, Inc	5
958	*	PRG-Schultz International, Inc	6
3,045	*	Progress Software Corp	64
289	*	Proofpoint, Inc	4
1,099	*	PROS Holdings, Inc	20
400		QAD, Inc (Class A)	6
4,136	*	QLIK Technologies, Inc	90
1,192	*	QuinStreet, Inc	8
5,046	*	Rackspace Hosting, Inc	375
1,085	*	RealNetworks, Inc	8
1,540	*e	RealPage, Inc	33
9,117	*	Red Hat, Inc	483
1,734	*	Responsys, Inc	10
560	*	Rosetta Stone, Inc	7
5,389	*	Rovi Corp	83
1,356	*	Saba Software, Inc	12
13,809		SAIC, Inc	156
6,598	*	Salesforce.com, Inc	1,109
5,190	*	Sapient Corp	55
876	*	Sciquest, Inc	14
1,446	*	Seachange International, Inc	14
500	*	ServiceNow, Inc	15
2,425	*e	ServiceSource International LLC	14
2,993	*	SolarWinds, Inc	157
3,368		Solera Holdings, Inc	180
1,445	*	Sourcefire, Inc	68
420	*	Splunk, Inc	12
510	*	SPS Commerce, Inc	19
1,635	*	SS&C Technologies Holdings, Inc	38
510	*	Stamps.com, Inc	13
2,697	*	SupportSoft, Inc	11
34,007	*	Symantec Corp	640
326	*e	Synacor, Inc	2
1,334	*	Synchronoss Technologies, Inc	28
6,909	*	Synopsys, Inc	220
744		Syntel, Inc	40
1,633	*	TA Indigo Holding Corp	10
3,743	*	Take-Two Interactive Software, Inc	41
1,464	*	Tangoe, Inc	17
598	*	TechTarget, Inc	3
834	*	TeleNav, Inc	7
757	*	TeleTech Holdings, Inc	13
7,959	*	Teradata Corp	493
8,011	*	TIBCO Software, Inc	176
5,735	*	TiVo, Inc	71
1,534	*	TNS, Inc	32
7,618		Total System Services, Inc	163
285	*	Travelzoo, Inc	5
1,326	*	Tyler Technologies, Inc	64
1,163	*	Ultimate Software Group, Inc	110
2,353	*	Unisys Corp	41
4,557		United Online, Inc	25
4,315	*	Unwired Planet, Inc	5
3,937	*	Valueclick, Inc	76
1,909	*	Vantiv, Inc	39
1,577	*	Vasco Data Security International	13
5,078	*	VeriFone Systems, Inc	151
1,073	*	Verint Systems, Inc	31
7,523	*	VeriSign, Inc	292

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,063	*e	VirnetX Holding Corp	$60
620	*	Virtusa Corp	10
24,776		Visa, Inc (Class A)	3,756
1,682	*e	VistaPrint Ltd	55
4,280	*	VMware, Inc (Class A)	403
792	*	Vocus, Inc	14
2,248	*	WebMD Health Corp (Class A)	32
1,434	*	Websense, Inc	22
1,494	*	Website Pros, Inc	22
28,866		Western Union Co	393
1,340	*	Workday, Inc	73
57,742	*	Yahoo!, Inc	1,149
409	*e	Yelp, Inc	8
3,311	*	Zix Corp	9
5,350	*	Zynga, Inc	13

		TOTAL SOFTWARE & SERVICES	69,883

TECHNOLOGY HARDWARE & EQUIPMENT - 6.6%
2,135	*e	3D Systems Corp	114
2,645	*	Acme Packet, Inc	58
3,005	e	Adtran, Inc	59
1,334	*	Agilysys, Inc	11
7,535		Amphenol Corp (Class A)	487
1,061	*	Anaren, Inc	21
1,193		Anixter International, Inc	76
44,270		Apple, Inc	23,597
5,392	*	Arris Group, Inc	81
5,381	*	Arrow Electronics, Inc	205
5,445	*	Aruba Networks, Inc	113
308	*e	Audience, Inc	3
1,355	*	Avid Technology, Inc	10
6,883	*	Avnet, Inc	211
2,526		AVX Corp	27
995	*	AX Holding Corp	7
779		Badger Meter, Inc	37
674		Bel Fuse, Inc (Class B)	13
2,053	*	Benchmark Electronics, Inc	34
973		Black Box Corp	24
1,815	*	Bookham, Inc	3
22,280	*	Brocade Communications Systems, Inc	119
1,369	*	CalAmp Corp	11
1,907	*	Calix Networks, Inc	15
2,124	*	Checkpoint Systems, Inc	23
4,899	*	Ciena Corp	77
254,235		Cisco Systems, Inc	4,996
2,099		Cognex Corp	77
1,087		Coherent, Inc	55
997		Comtech Telecommunications Corp	25
10,597	*	Comverse Technology, Inc	41
71,875		Corning, Inc	907
1,943	*	Cray, Inc	31
1,799		CTS Corp	19
2,087		Daktronics, Inc	23
708	*	Datalink Corp	6
69,665		Dell, Inc	706
3,067		Diebold, Inc	94
1,490	*	Digi International, Inc	14
2,450	e	Dolby Laboratories, Inc (Class A)	72
1,102	*	DTS, Inc	18
1,837	*	Echelon Corp	4
1,973	*	EchoStar Corp (Class A)	67
1,000		Electro Rent Corp	15
1,450		Electro Scientific Industries, Inc	14
2,122	*	Electronics for Imaging, Inc	40
99,373	*	EMC Corp	2,514
3,637	*	Emulex Corp	27
4,537	*	Extreme Networks, Inc	16
3,679	*	F5 Networks, Inc	357
1,026	*	Fabrinet	13
910	*	FARO Technologies, Inc	32
1,923		FEI Co	107

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,415	*	Finisar Corp	$72
7,393		Flir Systems, Inc	165
2,588	*e	Fusion-io, Inc	59
1,197	*	Globecomm Systems, Inc	14
1,328	*	GSI Group, Inc	11
5,307	*	Harmonic, Inc	27
5,292		Harris Corp	259
3,340	*	Harris Stratex Networks, Inc (Class A)	11
94,006		Hewlett-Packard Co	1,340
1,552	*	Imation Corp	7
1,615	*	Immersion Corp	11
5,305	*e	Infinera Corp	31
7,086	*	Ingram Micro, Inc (Class A)	120
2,496	*	Insight Enterprises, Inc	43
2,201	e	InterDigital, Inc	90
2,592	*	Intermec, Inc	26
1,163	*	Intevac, Inc	5
1,784	*e	InvenSense, Inc	20
1,555	e	IPG Photonics Corp	104
2,131	*	Itron, Inc	95
1,708	*	Ixia	29
8,999		Jabil Circuit, Inc	174
11,409	*	JDS Uniphase Corp	154
24,858	*	Juniper Networks, Inc	489
2,177	*	Kemet Corp	11
758	*	KVH Industries, Inc	11
2,911	e	Lexmark International, Inc (Class A)	67
1,051		Littelfuse, Inc	65
522		Loral Space & Communications, Inc	29
1,385	*e	Maxwell Technologies, Inc	11
742	*	Measurement Specialties, Inc	25
1,540	*	Mercury Computer Systems, Inc	14
126		Mesa Laboratories, Inc	6
2,035		Methode Electronics, Inc	20
6,577	e	Molex, Inc	180
13,804		Motorola, Inc	769
860		MTS Systems Corp	44
555	*	Multi-Fineline Electronix, Inc	11
4,011		National Instruments Corp	104
7,727	*	NCR Corp	197
1,120	*e	Neonode, Inc	5
17,128	*	NetApp, Inc	575
1,861	*	Netgear, Inc	73
2,159	*	Newport Corp	29
496	*	Numerex Corp	7
2,560	*e	OCZ Technology Group, Inc	5
1,210	*	Oplink Communications, Inc	19
970	*	OSI Systems, Inc	62
450	*e	Palo Alto Networks, Inc	24
1,164		Park Electrochemical Corp	30
3,576	*e	Parkervision, Inc	7
143		PC Connection, Inc	2
850		PC-Tel, Inc	6
2,022		Plantronics, Inc	75
1,613	*	Plexus Corp	42
8,460	*	Polycom, Inc	88
3,047	*e	Power-One, Inc	13
950	*	Procera Networks, Inc	18
4,711	*	QLogic Corp	46
81,033		Qualcomm, Inc	5,026
11,444	*e	Quantum Corp	14
1,782	*e	Rackable Systems, Inc	18
1,200	*	Radisys Corp	4
1,970	*e	RealD, Inc	22
717		Richardson Electronics Ltd	8
7,065	*	Riverbed Technology, Inc	139
1,445	*	Rofin-Sinar Technologies, Inc	31
790	*	Rogers Corp	39
11,574	*	SanDisk Corp	504
4,084	*	Sanmina Corp	45
930	*	Scansource, Inc	30

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,605	*	ShoreTel, Inc	$11
11,025	*	Sonus Networks, Inc	19
2,145	*	STEC, Inc	11
954	*	Stratasys Ltd	76
1,355	*	Super Micro Computer, Inc	14
1,033		Sycamore Networks, Inc	2
2,360	*	Symmetricom, Inc	14
1,327	*	Synaptics, Inc	40
1,272	*	SYNNEX Corp	44
1,618	*	Tech Data Corp	74
18,322		Tellabs, Inc	42
824		Telular Corp	8
247		Tessco Technologies, Inc	5
5,900	*	Trimble Navigation Ltd	353
2,608	*	TTM Technologies, Inc	24
484	e	Ubiquiti Networks, Inc	6
1,939	*e	Universal Display Corp	50
1,758	*e	Viasat, Inc	68
128	*	Viasystems Group, Inc	2
5,324	*	Vishay Intertechnology, Inc	57
654	*	Vishay Precision Group, Inc	9
2,690	*	Westell Technologies, Inc	5
10,521		Western Digital Corp	447
60,365		Xerox Corp	412
2,509	*	Zebra Technologies Corp (Class A)	99
1,176	*	Zygo Corp	18

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	49,562

TELECOMMUNICATION SERVICES - 2.7%
3,067	*	8x8, Inc	23
277,511		AT&T, Inc	9,355
490		Atlantic Tele-Network, Inc	18
769	*e	Boingo Wireless, Inc	6
662	*	Cbeyond Communications, Inc	6
29,915		CenturyTel, Inc	1,170
10,048	*	Cincinnati Bell, Inc	55
7,934	*	Clearwire Corp (Class A)	23
2,389		Cogent Communications Group, Inc	54
1,438		Consolidated Communications Holdings, Inc	23
13,874	*	Crown Castle International Corp	1,001
1,092	*e	Fairpoint Communications, Inc	9
49,615	e	Frontier Communications Corp	212
2,090	*	General Communication, Inc (Class A)	20
705		HickoryTech Corp	7
609		IDT Corp (Class B)	6
1,613	*	inContact, Inc	8
2,276	*	Iridium Communications, Inc	15
3,287	*e	Leap Wireless International, Inc	22
7,503	*	Level 3 Communications, Inc	173
757		Lumos Networks Corp	8
14,039	*	MetroPCS Communications, Inc	140
1,751		Neutral Tandem, Inc	4
6,450	*e	NII Holdings, Inc (Class B)	46
757		NTELOS Holdings Corp	10
1,760	*	Orbcomm, Inc	7
3,214	*	Premiere Global Services, Inc	31
586		Primus Telecommunications Group, Inc	6
5,889	*	SBA Communications Corp (Class A)	418
854		Shenandoah Telecom Co	13
143,021	*	Sprint Nextel Corp	811
4,484		Telephone & Data Systems, Inc	99
1,746	*e	Towerstream Corp	6
6,744	*	tw telecom inc (Class A)	172
432	*	US Cellular Corp	15
1,177		USA Mobility, Inc	14
134,344		Verizon Communications, Inc	5,813
7,062	*	Vonage Holdings Corp	17
28,704	e	Windstream Corp	238

		TOTAL TELECOMMUNICATION SERVICES	20,074

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

TRANSPORTATION - 1.8%
2,669	*	Air Transport Services Group, Inc	$11
3,462	*	Alaska Air Group, Inc	149
511		Allegiant Travel Co	37
407		Amerco, Inc	52
1,342		Arkansas Best Corp	13
1,336	*	Atlas Air Worldwide Holdings, Inc	59
4,223	*	Avis Budget Group, Inc	84
988		Celadon Group, Inc	18
7,902		CH Robinson Worldwide, Inc	500
2,731		Con-Way, Inc	76
1,607		Copa Holdings S.A. (Class A)	160
49,446		CSX Corp	976
40,865	*	Delta Air Lines, Inc	485
539	*	Echo Global Logistics, Inc	10
10,325		Expeditors International of Washington, Inc	408
15,019		FedEx Corp	1,378
1,526		Forward Air Corp	53
1,322	*e	Genco Shipping & Trading Ltd	5
1,775	*	Genesee & Wyoming, Inc (Class A)	135
2,405	*	Hawaiian Holdings, Inc	16
1,514		Heartland Express, Inc	20
11,277	*	Hertz Global Holdings, Inc	183
1,468	*	Hub Group, Inc (Class A)	49
357		International Shipholding Corp	6
4,019		J.B. Hunt Transport Services, Inc	240
9,209	*e	JetBlue Airways Corp	53
5,349		Kansas City Southern Industries, Inc	447
2,711	*	Kirby Corp	168
3,018		Knight Transportation, Inc	44
2,283		Landstar System, Inc	120
232		Marten Transport Ltd	4
2,122		Matson, Inc	52
15,238		Norfolk Southern Corp	942
3,307	*	Old Dominion Freight Line	113
2,338	*	Pacer International, Inc	9
421	*	Park-Ohio Holdings Corp	9
309	*	Patriot Transportation Holding, Inc	9
748	*	Quality Distribution, Inc	4
859	*e	Rand Logistics, Inc	6
2,007	*	Republic Airways Holdings, Inc	11
437	*	Roadrunner Transportation Services Holdings, Inc	8
2,596		Ryder System, Inc	130
900	*	Saia, Inc	21
1,535		Skywest, Inc	19
37,318		Southwest Airlines Co	382
1,243	*	Spirit Airlines, Inc	22
2,248	*	Swift Transportation Co, Inc	20
16,141	*	UAL Corp	377
22,553		Union Pacific Corp	2,835
34,348		United Parcel Service, Inc (Class B)	2,532
200		Universal Truckload Services, Inc	4
7,760	*	US Airways Group, Inc	105
5,030		UTI Worldwide, Inc	67
2,203		Werner Enterprises, Inc	48
842	*e	XPO Logistics, Inc	15
512	*e	Zipcar, Inc	4

		TOTAL TRANSPORTATION	13,703

UTILITIES - 3.4%
29,654		AES Corp	317
5,564		AGL Resources, Inc	222
1,847		Allete, Inc	76
5,249		Alliant Energy Corp	231
12,180		Ameren Corp	374
23,007		American Electric Power Co, Inc	982
523		American States Water Co	25
8,035		American Water Works Co, Inc	298
6,719		Aqua America, Inc	171

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

366		Artesian Resources Corp	$8
5,498	e	Atlantic Power Corp	63
4,376		Atmos Energy Corp	154
2,915		Avista Corp	70
2,076		Black Hills Corp	75
727	*e	Cadiz, Inc	6
2,026		California Water Service Group	37
18,338	*	Calpine Corp	332
19,874		Centerpoint Energy, Inc	383
489		CH Energy Group, Inc	32
551		Chesapeake Utilities Corp	25
2,955		Cleco Corp	118
12,756		CMS Energy Corp	311
518		Connecticut Water Service, Inc	15
13,865		Consolidated Edison, Inc	770
892		Consolidated Water Co, Inc	7
339		Delta Natural Gas Co, Inc	7
26,970		Dominion Resources, Inc	1,397
8,000		DTE Energy Co	480
33,265		Duke Energy Corp	2,122
15,196		Edison International	687
1,646		El Paso Electric Co	53
1,386		Empire District Electric Co	28
8,297		Entergy Corp	529
40,179		Exelon Corp	1,195
19,836		FirstEnergy Corp	828
609		Genie Energy Ltd	4
6,564		Great Plains Energy, Inc	133
4,806		Hawaiian Electric Industries, Inc	121
2,426		Idacorp, Inc	105
3,799		Integrys Energy Group, Inc	198
2,482		ITC Holdings Corp	191
1,170		Laclede Group, Inc	45
9,189		MDU Resources Group, Inc	195
1,117		MGE Energy, Inc	57
813		Middlesex Water Co	16
3,522		National Fuel Gas Co	179
2,008		New Jersey Resources Corp	80
19,566		NextEra Energy, Inc	1,354
13,829		NiSource, Inc	344
14,777		Northeast Utilities	578
1,299		Northwest Natural Gas Co	57
1,761		NorthWestern Corp	61
15,487		NRG Energy, Inc	356
11,472		NV Energy, Inc	208
4,787		OGE Energy Corp	270
9,770		Oneok, Inc	418
919		Ormat Technologies, Inc	18
1,956		Otter Tail Corp	49
11,070		Pepco Holdings, Inc	217
19,496		PG&E Corp	783
3,016		Piedmont Natural Gas Co, Inc	94
5,314		Pinnacle West Capital Corp	271
4,395		PNM Resources, Inc	90
3,801		Portland General Electric Co	104
28,315		PPL Corp	811
23,925		Public Service Enterprise Group, Inc	732
8,653		Questar Corp	171
5,492		SCANA Corp	251
11,393		Sempra Energy	808
678		SJW Corp	18
1,513		South Jersey Industries, Inc	76
40,972		Southern Co	1,754
2,247		Southwest Gas Corp	95
10,471		TECO Energy, Inc	176
5,470		UGI Corp	179
2,458		UIL Holdings Corp	88
597		Unitil Corp	15
1,902		UNS Energy Corp	81
3,990		Vectren Corp	117
5,819		Westar Energy, Inc	167

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)
2,570		WGL Holdings, Inc			$101
10,808		Wisconsin Energy Corp			398
22,985		Xcel Energy, Inc			614
672		York Water Co			12

		TOTAL UTILITIES			25,688

		TOTAL COMMON STOCKS (Cost $500,799)			748,006

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
559	e	Magnum Hunter Resources Corp			0	^

		TOTAL ENERGY			0	^

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
4,202		Allos Therapeutics, Inc			0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			0	^

		TOTAL RIGHTS / WARRANTS (Cost $0)			0	^

SHORT-TERM INVESTMENTS - 2.4%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.1%
16,065,738	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			16,066

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			16,066

PRINCIPAL		ISSUER

TREASURY DEBT - 0.3%
$2,000,000	d	United States Treasury Bill	0.024%	01/17/13	2,000

		TOTAL TREASURY DEBT			2,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $18,066)			18,066

		TOTAL INVESTMENTS - 101.8% (Cost $518,865)			766,072
		OTHER ASSETS & LIABILITIES, NET - (1.8)%			(13,633)

		NET ASSETS - 100.0%			$752,439

Abbreviation(s):

REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.

^	Amount represents less than $1,000.

c	Investments made with cash collateral received from securites on loan.

d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $15,936,000.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

Report of Independent Registered Public Accounting Firm

To the Management Committee and Contract owners of TIAA Separate Account VA-1:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Stock Index Account of TIAA Separate Account VA-1 (hereafter referred to as “VA-1”) as of December 31, 2012, and for the year then ended, and have issued our unqualified report thereon dated February 19, 2013 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of VA-1’s schedule of investments in securities (the “Schedule”) as of December 31, 2012 appearing in Item 6 of this Form N-CSR. The Schedule is the responsibility of the VA-1’s management. Our responsibility is to express an opinion on this Schedules based on our audits.

In our opinion, the Schedule referred to above, when read in conjunction with the financial statements of VA-1 referred to above, presents fairly, in all material respects, the information set forth therein.

/s/  PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

February 19, 2013

Boston, Massachusetts

[THIS PAGE INTENTIONALLY LEFT BLANK]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Dated:	February 19, 2013	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated:	February 19, 2013	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Dated:	February 19, 2013	By:	/s/ Phillip G. Goff
Phillip G. Goff
Chief Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer